UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10321
                                   ------------


                            AXP PARTNERS SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     5/31
                         --------------

Date of reporting period:   08/31/04
                         --------------

Item 1.  Schedule of Investments.

                               PORTFOLIO HOLDINGS
                                       FOR
                     AXP(R) PARTNERS AGGRESSIVE GROWTH FUND
                               AS OF AUG. 31, 2004

Investments in Securities

AXP Partners Aggressive Growth Fund

Aug. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (95.3%)
Issuer                                          Shares              Value(a)

Aerospace & defense (1.7%)
L-3 Communications Holdings                     2,700              $169,128
Rockwell Automation                             9,040               352,560
Total                                                               521,688

Airlines (0.5%)
Southwest Airlines                              9,980               147,904

Automotive & related (3.3%)
Autoliv                                         1,370(c)             57,883
Cooper Tire & Rubber                            6,887               155,922
Cummins                                         4,763               320,502
Eaton                                           5,770               348,219
Goodyear Tire & Rubber                         14,386(b)            157,958
Total                                                             1,040,484

Banks and savings & loans (5.7%)
City Natl                                       1,080                71,258
Comerica                                        4,140               249,021
East West Bancorp                               7,032               254,769
Investors Financial Services                    2,450               113,631
Marshall & Ilsley                               2,111                84,609
North Fork Bancorporation                       3,969               166,460
Sovereign Bancorp                               4,480                97,933
TCF Financial                                   6,183               393,734
UCBH Holdings                                   2,520               101,178
W Holding                                      14,541(c)            257,957
Total                                                             1,790,550

Beverages & tobacco (0.2%)
Constellation Brands                            2,050(b)             75,379

Broker dealers (1.0%)
Affiliated Managers Group                       2,240(b)            109,872
Bear Stearns Companies                          1,050                92,316
E*TRADE Financial                               8,620(b)            101,544
Total                                                               303,732

Building materials & construction (0.7%)
American Standard                               5,686(b)            213,850

Cellular telecommunications (2.3%)
Alamosa Holdings                               10,935(b)             89,667
NII Holdings                                   15,009(b)            550,080
Western Wireless Cl A                           3,520(b)             88,317
Total                                                               728,064

Chemicals (0.4%)
Air Products & Chemicals                        1,545                80,927
Ecolab                                          1,540                46,077
Total                                                               127,004

Computer hardware (2.0%)
Apple Computer                                  5,520(b)            190,385
Lexmark Intl Cl A                               2,380(b)            210,511
Network Appliance                               7,420(b)            148,919
PalmOne                                         2,111(b)             68,924
Total                                                               618,739

Computer software & services (9.8%)
Activision                                      4,370(b)             62,884
Akamai Technologies                             5,540(b)             74,513
CACI Intl Cl A                                     85(b)              4,139
Certegy                                         2,277                87,391
Check Point Software
  Technologies                                    680(b,c)           11,927
CheckFree                                       4,950(b)            134,888
ChoicePoint                                     3,340(b)            141,115
Citrix Systems                                 10,640(b)            169,282
CNET Networks                                  17,770(b)            144,470
Cognizant Technology Solutions                  4,670(b)            128,051
Comverse Technology                            10,790(b)            188,933
F5 Networks                                     4,700(b)            115,479
Fiserv                                          4,490(b)            156,162
Global Payments                                 3,210               142,396
InfoSpace                                       2,330(b)             88,540
Iron Mountain                                   2,370(b)             73,067
Juniper Networks                               15,580(b)            356,627
Mercury Interactive                             4,150(b)            143,217
NAVTEQ                                          1,140(b)             37,483
Symantec                                        7,327(b)            351,403
Take-Two Interactive Software                   2,780(b)             91,045
TIBCO Software                                  8,860(b)             55,995
VeriSign                                       10,990(b)            190,786
Websense                                        2,166(b)             83,066
Total                                                             3,032,859

Electronics (4.0%)
Altera                                          8,500(b)            160,820
Amphenol Cl A                                   8,187(b)            246,101
Celestica                                       5,710(b,c)           81,653
Cymer                                           3,460(b)             92,451
Garmin                                          2,222(c)             86,458
Lam Research                                    7,540(b)            162,487
Marvell Technology Group                        3,900(b,c)           90,168
PMC-Sierra                                     13,180(b)            123,101
Silicon Laboratories                            3,550(b)            116,405
Tektronix                                       3,060                87,424
Total                                                             1,247,068

Energy (1.7%)
Ashland                                         2,240               115,203
EOG Resources                                   1,474                85,153
Murphy Oil                                      1,191                89,932
XTO Energy                                      8,947               250,874
Total                                                               541,162

Energy equipment & services (2.5%)
Baker Hughes                                    3,370               132,542
BJ Services                                     3,492               167,791
Lone Star Technologies                          4,276(b)            131,359
Range Resources                                 5,550                83,250
Smith Intl                                      4,729(b)            269,458
Total                                                               784,400

Environmental services (0.1%)
Republic Services                               1,411                39,437

Finance companies (0.3%)
MGIC Investment                                 1,440                98,309

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
1   --   AXP PARTNERS AGGRESSIVE GROWTH FUND   --   PORTFOLIO HOLDINGS AS OF
         AUG. 31, 2004

Issuer                                          Shares              Value(a)

Financial services (3.1%)
Alliance Data Systems                           2,950(b)           $112,690
American Capital Strategies                     2,571                80,215
Capital One Financial                           4,650               315,084
Chicago Mercantile Exchange                     1,775               236,306
Doral Financial                                   720(c)             29,282
T. Rowe Price Group                             3,850               190,691
Total                                                               964,268

Food (0.3%)
McCormick                                       2,800                93,940

Health care products (10.8%)
Advanced Medical Optics                         6,527(b)            242,935
Bard (CR)                                       6,464               362,630
Bausch & Lomb                                   1,790               118,051
Beckman Coulter                                 1,546                86,251
Biomet                                          3,620               165,253
Boston Scientific                              15,629(b)            558,424
Cooper Companies                                2,835               164,288
Elan ADR                                        4,810(b,c)          108,850
Gen-Probe                                       3,210(b)            115,881
INAMED                                          3,470(b)            184,396
IVAX                                            3,562(b)             68,960
Laboratory Corp of America
  Holdings                                      3,220(b)            133,920
Mentor                                          6,699               235,671
Neurocrine Biosciences                          2,470(b)            122,932
OSI Pharmaceuticals                             2,120(b)            126,331
Patterson                                       1,460(b)            106,916
Salix Pharmaceuticals                           4,580(b)            107,126
Sepracor                                        2,180(b)            108,150
Waters                                          5,419(b)            234,697
Total                                                             3,351,662

Health care services (5.8%)
Aetna                                           4,122               381,903
Anthem                                          2,170(b)            176,291
Charles River Laboratories Intl                 2,920(b)            127,166
Coventry Health Care                            4,752(b)            241,307
Fisher Scientific Intl                          8,789(b)            500,706
Manor Care                                      1,840                56,433
McKesson                                        4,200               129,990
PacifiCare Health Systems                       2,750(b)             89,678
Schein (Henry)                                  1,480(b)             92,174
Total                                                             1,795,648

Household products (1.5%)
Clorox                                          2,900               153,236
Estee Lauder Cl A                               1,920                84,384
Nu Skin Enterprises Cl A                        9,310               240,384
Total                                                               478,004

Industrial services (0.7%)
Fastenal                                        3,320               208,430

Industrial transportation (5.1%)
Burlington Northern Santa Fe                    2,262                80,980
Canadian Natl Railway                           1,889(c)             86,082
CNF                                             8,073               331,154
Expeditors Intl of Washington                   7,781               379,556
Norfolk Southern                                2,979               $84,604
Ryder System                                    3,950               173,050
Teekay Shipping                                 4,296(c)            150,575
Yellow Roadway                                  7,843(b)            321,877
Total                                                             1,607,878

Leisure time & entertainment (1.6%)
Brunswick                                       2,110                82,944
Harley-Davidson                                 2,700               164,755
Royal Caribbean Cruises                         1,944                80,287
WMS Inds                                        2,740(b)             55,375
Wynn Resorts                                    3,020(b)            116,572
Total                                                               499,933

Lodging & gaming (2.4%)
Aztar                                           3,420(b)             85,021
Marriott Intl Cl A                              4,820               228,709
Station Casinos                                 9,779               449,834
Total                                                               763,564

Machinery (0.8%)
Illinois Tool Works                             1,889               172,447
Terex                                           2,388(b)             86,278
Total                                                               258,725

Media (0.8%)
Monster Worldwide                               8,920(b)            180,452
PIXAR                                           1,077(b)             83,704
Total                                                               264,156

Metals (2.8%)
Allegheny Technologies                          4,180                78,626
Inco                                            2,457(b,c)           83,882
Nucor                                           4,781               374,304
Peabody Energy                                  1,180                62,918
Phelps Dodge                                    3,429               279,669
Total                                                               879,399

Multi-industry (4.3%)
Accenture Cl A                                  4,707(b,c)          122,853
Anixter Intl                                    2,372                83,660
Emerson Electric                                1,324                82,419
Harman Intl Inds                                1,420               137,300
Manpower                                        2,480               104,730
Pentair                                         7,224               240,126
Textron                                         5,512               349,957
Zebra Technologies Cl A                         4,185(b)            239,173
Total                                                             1,360,218

Paper & packaging (0.9%)
Ball                                            2,140                79,908
Packaging Corp of America                       5,267               120,614
Sappi                                           5,383(c)             75,846
Total                                                               276,368

Real estate investment trust (0.9%)
Boston Properties                               1,434                79,558
Host Marriott                                   6,050(b)             80,768
Starwood Hotels & Resorts
  Worldwide                                     2,400               106,080
Total                                                               266,406

Restaurants (1.2%)
CKE Restaurants                                 3,050(b)             36,509
P.F. Chang's China Bistro                       1,900(b)             79,648
Ruby Tuesday                                    3,920               106,036
Sonic                                             240(b)              5,364
Yum! Brands                                     3,990               158,442
Total                                                               385,999

Retail -- general (7.1%)
Abercrombie & Fitch                             2,360                66,080
American Eagle Outfitters                      11,479(b)            382,251
Bed Bath & Beyond                               5,510(b)            206,184
CDW                                             3,270               191,295
Copart                                         19,522(b)            424,018
MSC Industrial Direct Cl A                      6,730               209,101
Penney (JC)                                     8,279               317,251
Whole Foods Market                              3,718               289,000
Williams-Sonoma                                 3,440(b)            120,366
Total                                                             2,205,546

Telecom equipment & services (4.0%)
Avaya                                          11,820(b)            143,258
JDS Uniphase                                   27,320(b)             84,965
Polycom                                        11,390(b)            222,447
QUALCOMM                                       11,141               423,916
Research in Motion                              4,956(b,c)          298,450
Tekelec                                         4,930(b)             90,071
Total                                                             1,263,107

Textiles & apparel (2.4%)
Chico's FAS                                     4,500(b)            184,050
Coach                                           6,721(b)            283,290
Urban Outfitters                                9,489(b)            287,991
Total                                                               755,331

Utilities -- electric (1.4%)
Exelon                                          2,207                81,328
FirstEnergy                                     1,931                77,703
FPL Group                                       1,159                80,203
Reliant Energy                                  5,240(b)             52,190
Southern Co                                     2,648                80,367
TXU                                             1,912                79,597
Total                                                               451,388

Utilities -- natural gas (1.2%)
Western Gas Resources                          10,884               303,882
Williams Companies                              6,943                82,552
Total                                                               386,434

Total common stocks
(Cost: $29,541,210)                                             $29,827,033

Total investments in securities
(Cost: $29,541,210)(d)                                          $29,827,033

See accompanying notes to investments in securities.

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2   --   AXP PARTNERS AGGRESSIVE GROWTH FUND   --   PORTFOLIO HOLDINGS AS OF
         AUG. 31, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2004.

(b)    Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2004, the value of foreign securities represented 4.9% of net assets.

(d) At Aug. 31, 2004, the cost of securities for federal income tax purposes was approximately $29,541,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                   $1,146,000
       Unrealized depreciation                                     (860,000)
                                                                   --------
       Net unrealized appreciation                               $  286,000
                                                                 ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

                                                             S-6260-80 A (10/04)

                               PORTFOLIO HOLDINGS
                                       FOR
                     AXP(R) PARTNERS FUNDAMENTAL VALUE FUND
                               AS OF AUG. 31, 2004

Investments in Securities

AXP Partners Fundamental Value

Aug. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (92.0%)
Issuer                                        Shares               Value(a)

Banks and savings & loans (9.9%)
Fifth Third Bancorp                          189,800             $9,453,938
Golden West Financial                        159,700             17,284,331
Lloyds TSB Group ADR                         168,800(c,e)         5,141,648
State Street                                  32,900              1,485,106
Takefuji                                      84,310(c)           5,943,303
Wells Fargo                                  370,000             21,737,500
Total                                                            61,045,826

Beverages & tobacco (7.4%)
Altria Group                                 639,600             31,308,420
Diageo ADR                                   181,600(c)           9,070,920
Heineken Holding Cl A                        203,750(c)           5,452,484
Total                                                            45,831,824

Broker dealers (4.7%)
J.P. Morgan Chase                            599,840             23,741,667
Morgan Stanley                               103,300              5,240,409
Total                                                            28,982,076

Cable (3.1%)
Comcast Special Cl A                         694,700(b)          19,277,925

Computer hardware (1.8%)
Lexmark Intl Cl A                            126,400(b)          11,180,080

Computer software & services (1.2%)
Microsoft                                    280,000              7,644,000

Electronics (--%)
Agere Systems Cl A                           225,800(b)             273,218

Energy (7.8%)
ConocoPhillips                               184,958             13,766,424
Devon Energy                                 189,800             12,300,938
EOG Resources                                150,900              8,717,493
Occidental Petroleum                         258,100             13,330,865
Total                                                            48,115,720

Energy equipment & services (0.6%)
Transocean                                   119,000(b)           3,653,300

Finance companies (3.6%)
Citigroup                                    480,700             22,391,006

Financial services (7.0%)
H&R Block                                    238,300             11,500,358
HSBC Holdings ADR                            282,589(c)          22,008,031
Moody's                                      100,900              6,917,704
Providian Financial                          195,200(b)           2,818,688
Total                                                            43,244,781

Food (0.9%)
Hershey Foods                                117,200              5,658,416

Health care products (2.5%)
Lilly (Eli)                                  117,500              7,455,375
Novartis                                      60,000(c)           2,773,567
Pfizer                                       159,960              5,225,893
Total                                                            15,454,835

Health care services (1.9%)
Cardinal Health                              144,000              6,508,800
HCA                                          137,100              5,320,851
Total                                                            11,829,651

Industrial transportation (0.8%)
United Parcel Service Cl B                    67,600              4,938,180

Insurance (19.9%)
American Intl Group                          500,500             35,655,620
Aon                                          217,000              5,631,150
Berkshire Hathaway Cl B                       11,047(b)          31,970,018
Chubb                                         26,800              1,822,668
Loews                                        196,200             11,144,160
Markel                                         2,000(b)             587,700
Marsh & McLennan                             143,300              6,404,077
Principal Financial Group                     67,300              2,335,983
Progressive                                  212,500             17,063,750
Sun Life Financial Services of Canada         41,400(c,e)         1,145,538
Transatlantic Holdings                       147,625              8,016,038
Total                                                           121,776,702

Media (3.5%)
Dun & Bradstreet                             102,900(b)           5,673,906
Gannett                                       48,400              4,099,480
IAC/Interactive                              142,700(b)           3,254,987
Lagardere S.C.A.                             112,500(c)           6,759,410
WPP Group ADR                                 45,300(c)           2,044,389
Total                                                            21,832,172

Multi-industry (5.8%)
Martin Marietta Materials                     87,900              3,954,621
Rentokil Initial                             948,100(c)           2,567,272
Tyco Intl                                    782,344(c)          24,503,014
Vulcan Materials                              94,500              4,504,815
Total                                                            35,529,722

Paper & packaging (3.1%)
Sealed Air                                   386,400(b)          18,979,968

Real estate investment trust (1.8%)
CenterPoint Properties                       262,200             11,028,132

Retail -- general (3.8%)
AutoZone                                      70,200(b)           5,199,012
Costco Wholesale                             446,400             18,378,288
Total                                                            23,577,300

Telecom equipment & services (0.7%)
Nokia ADR                                    135,900(c)           1,614,492
SK Telecom ADR                               153,000(c,e)         2,891,700
Total                                                             4,506,192

Total common stocks
(Cost: $494,982,189)                                           $566,751,026


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP PARTNERS FUNDAMENTAL VALUE FUND -- PORTFOLIO HOLDINGS AS OF AUGUST
     31, 2004

Short-term securities (8.5%)(d)
Issuer                 Effective              Amount               Value(a)
                         yield              payable at
                                             maturity
Commerical paper
Amsterdam Funding
  09-22-04               1.53%           $10,000,000             $9,990,650
FCAR Owners Trust I
  09-15-04               1.40              5,000,000              4,997,090
Household Finance
  09-01-04               1.58             17,300,000             17,299,242
Jupiter Securitization
  09-03-04               1.52             10,000,000              9,998,733
Old Line Funding
  10-06-04               1.58             10,000,000              9,984,200

Total short-term securities
(Cost: $52,272,381)                                             $52,269,915

Total investments in securities
(Cost: $547,254,570)(f)                                        $619,020,941

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2004.

(b)    Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2004, the value of foreign securities represented 14.9% of net assets.

(d) Cash collateral received from security lending activity is invested in short-term securities and represents 0.5% of this category. 8.0% of the short-term securities is the Fund's cash equivalent position.

(e)    Security is partially or fully on loan.

(f) At Aug. 31, 2004, the cost of securities for federal income tax purposes was approximately $547,255,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                  $81,668,000
       Unrealized depreciation                                   (9,902,000)
                                                                 ----------
       Net unrealized appreciation                              $71,766,000
                                                                -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
2 -- AXP PARTNERS FUNDAMENTAL VALUE FUND -- PORTFOLIO HOLDINGS AS OF AUGUST
     31, 2004

                                                             S-6236-80 A (10/04)

                               PORTFOLIO HOLDINGS
                                       FOR
                           AXP(R) PARTNERS GROWTH FUND
                               AS OF AUG. 31, 2004

Investments in Securities

AXP Partners Growth Fund

Aug. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (96.7%)
Issuer                                         Shares               Value(a)

Automotive & related (0.3%)
CarMax                                          5,740(b)           $112,389

Banks and savings & loans (0.5%)
Golden West Financial                           1,190               128,794
State Street                                    2,030                91,634
Total                                                               220,428

Beverages & tobacco (2.7%)
Coca-Cola                                       9,200               411,332
PepsiCo                                        14,160               708,000
Total                                                             1,119,332

Broker dealers (2.4%)
Bear Stearns Companies                            150                13,188
J.P. Morgan Chase                               5,600               221,648
Merrill Lynch & Co                              5,850               298,760
Morgan Stanley                                    450                22,829
Schwab (Charles)                               45,330               428,368
Total                                                               984,793

Cable (2.4%)
Comcast Special Cl A                           14,960(b)            415,140
Cox Communications Cl A                         4,820(b)            158,385
EchoStar Communications Cl A                   13,820(b)            423,583
Total                                                               997,108

Computer hardware (7.0%)
Cisco Systems                                  58,640(b)          1,100,086
Dell                                           37,480(b)          1,305,804
EMC                                            35,800(b)            385,566
Ultra Clean Holdings                           18,400(b)             95,680
Total                                                             2,887,136

Computer software & services (8.1%)
BEA Systems                                     2,200(b)             14,520
CheckFree                                       9,250(b)            252,063
DigitalNet Holdings                               300(b)              6,522
First Data                                     22,810               963,722
Google Cl A                                       770(b)             78,887
Microsoft                                      59,470             1,623,530
SABRE Holdings Cl A                             9,460               217,580
Siebel Systems                                 22,950(b)            174,650
Total                                                             3,331,474

Electronics (9.2%)
Altera                                         12,700(b)            240,284
Applied Materials                              28,950(b)            460,016
Broadcom Cl A                                   7,600(b)            206,264
Entegris                                       22,950(b)            182,682
Fairchild Semiconductor Intl                   29,100(b)            358,803
Intel                                          49,520             1,054,280
Jabil Circuit                                  11,500(b)            237,245
Lam Research                                    6,300(b)            135,765
Linear Technology                               7,740               276,860
Maxim Integrated Products                       6,750               293,153
Texas Instruments                              16,000               312,640
Total                                                             3,757,992

Finance companies (1.0%)
Citigroup                                       8,650               402,917

Financial services (5.7%)
Fannie Mae                                     10,320               768,324
Freddie Mac                                    12,920               867,191
Jackson Hewitt Tax Service                      5,600(b)            108,360
MBNA                                           13,180               318,165
Moody's                                         4,320               296,179
Total                                                             2,358,219

Food (1.1%)
Wrigley (Wm) Jr                                 7,030               436,071

Furniture & appliances (0.7%)
Tempur-Pedic Intl                              24,200(b)            294,272

Health care products (14.3%)
Abbott Laboratories                             8,000               333,520
Allergan                                        3,200               238,880
Amgen                                          10,280(b)            609,501
Genzyme                                         6,100(b)            329,400
Guidant                                         9,050               541,190
Johnson & Johnson                               7,800               453,180
Lilly (Eli)                                     2,870               182,102
Medtronic                                       5,120               254,720
Pfizer                                         53,030             1,732,489
St. Jude Medical                                3,350(b)            225,288
Wyeth                                          21,910               801,249
Zimmer Holdings                                 2,400(b)            171,120
Total                                                             5,872,639

Health care services (2.2%)
Aetna                                           3,550               328,908
Caremark Rx                                    20,040(b)            575,148
Total                                                               904,056

Household products (2.8%)
Avon Products                                   7,670               338,861
Colgate-Palmolive                               8,320               449,279
Energizer Holdings                              2,940(b)            121,540
Procter & Gamble                                4,170               233,395
Total                                                             1,143,075

Insurance (0.6%)
Ambac Financial Group                           1,830               138,165
Willis Group Holdings                           3,020(c)            105,609
Total                                                               243,774

Leisure time & entertainment (2.0%)
Viacom Cl B                                    25,040               834,082

Lodging & gaming (2.6%)
Harrah's Entertainment                         12,880               620,687
Intl Game Technology                            5,300               152,905
Marriott Intl Cl A                              6,390               303,206
Total                                                             1,076,798

Media (17.2%)
Cendant                                        39,630               857,196
Clear Channel Communications                   21,210               710,747
Disney (Walt)                                  17,250               387,263

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1  --  AXP PARTNERS GROWTH FUND  --  PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004

Issuer                                         Shares               Value(a)

Media (cont.)
eBay                                           10,900(b)           $943,285
Gannett                                         6,380               540,386
IAC/InterActive                                21,050(b)            480,151
Lamar Advertising                               4,730(b)            206,654
Liberty Media Cl A                             14,680(b)            130,799
McGraw-Hill Companies                           7,440               563,431
Time Warner                                    46,950(b)            767,633
Univision Communications Cl A                  21,340(b)            704,220
Valassis Communications                         5,490(b)            155,147
Yahoo!                                         19,710(b)            561,932
Total                                                             7,008,844

Multi-industry (3.0%)
Accenture Cl A                                  6,100(b,c)          159,210
Emerson Electric                                4,850               301,913
General Electric                               24,050               788,599
Total                                                             1,249,722

Real estate investment trust (0.4%)
Starwood Hotels & Resorts
  Worldwide                                     3,420               151,164

Retail -- general (5.8%)
Dollar Tree Stores                              3,280(b)             77,113
Family Dollar Stores                           16,230               429,284
Home Depot                                      8,900               325,384
Lowe's Companies                                7,160               355,852
Wal-Mart Stores                                22,740             1,197,715
Total                                                             2,385,348

Telecom equipment & services (4.7%)
Crown Castle Intl                              15,310(b)            219,086
JDS Uniphase                                   72,200(b)            224,542
Nokia ADR                                       7,800(c)             92,664
Nortel Networks                                44,500(b,c)          167,320
QUALCOMM                                       32,180             1,224,449
Total                                                             1,928,061

Total common stocks
(Cost: $41,070,599)                                             $39,699,694

Total investments in securities
(Cost: $41,070,599)(d)                                          $39,699,694

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2004.

(b)    Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2004, the value of foreign securities represented 1.3% of net assets.

(d) At Aug. 31, 2004, the cost of securities for federal income tax purposes was approximately $41,071,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                  $   915,000
       Unrealized depreciation                                   (2,286,000)
                                                                 ----------
       Net unrealized depreciation                              $(1,371,000)
                                                                -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.


                                                             S-6261-80 A (10/04)

                               PORTFOLIO HOLDINGS
                                       FOR
                        AXP(R) PARTNERS SELECT VALUE FUND
                               AS OF AUG. 31, 2004

Investments in Securities

AXP Partners Select Value Fund

Aug. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (96.8%)
Issuer                                         Shares              Value(a)

Aerospace & defense (3.7%)
Curtiss-Wright Cl B                            94,000            $4,850,400
Empresa Brasileira de
  Aeronautica ADR                              29,000(c)            769,950
Fairchild Cl A                                 83,200(b)            332,800
Honeywell Intl                                290,000            10,434,200
Northrop Grumman                               40,000             2,066,000
Precision Castparts                            50,001             2,754,555
Sequa Cl A                                     12,000(b)            638,880
Sequa Cl B                                     22,500(b)          1,237,500
Titan                                          95,000(b)          1,257,800
Total                                                            24,342,085

Automotive & related (5.2%)
AutoNation                                    300,000(b)          4,932,000
BorgWarner                                     36,000             1,610,640
DaimlerChrysler                                25,000(c)          1,044,250
Dana                                          500,000             9,435,000
GenCorp                                       205,000             2,476,400
General Motors                                 14,000               578,340
Genuine Parts                                 150,000             5,686,500
Johnson Controls                               14,000               788,200
Midas                                          55,000(b)            871,750
Modine Mfg                                    120,000             3,576,000
Navistar Intl                                  75,000(b)          2,683,500
PACCAR                                          6,000               361,140
Raytech                                        18,500(b)             36,260
TRW Automotive Holdings                        21,000(b)            408,870
Volkswagen                                      5,000(c)            192,122
Total                                                            34,680,972

Banks and savings & loans (2.1%)
Bank of America                                60,000             2,698,800
BB&T                                            7,000               279,930
Compass Bancshares                             12,000               555,000
Deutsche Bank                                  42,000(c,d)        2,885,400
Hibernia Cl A                                  45,500             1,221,675
M&T Bank                                       14,000             1,329,720
Mellon Financial                               22,000               634,920
Northern Trust                                 12,000               516,600
PNC Financial Services Group                   25,000             1,341,750
State Street                                    6,000               270,840
Wilmington Trust                               65,000             2,414,100
Total                                                            14,148,735

Beverages & tobacco (4.2%)
Allied Domecq ADR                             100,000(c)          3,242,000
Anheuser-Busch Companies                       10,000               528,000
Brown-Forman Cl A                              43,000             2,055,830
Coca-Cola                                     135,000             6,035,850
Coors (Adolph) Cl B                             1,000                68,490
Diageo ADR                                     80,000(c)          3,996,000
Fomento Economico
  Mexicano ADR                                 69,000(c)          2,982,870
Fortune Brands                                 10,000               731,500
Gallaher Group ADR                             15,000(c)            712,050
PepsiAmericas                                  85,000             1,686,400
PepsiCo                                        20,000             1,000,000
Robert Mondavi Cl A                            10,000(b)            411,100
Swedish Match                                 400,000(b)          4,017,073
UST                                             8,000               320,960
Total                                                            27,788,123

Broker dealers (0.4%)
Bear Stearns Companies                          8,000               703,360
BKF Capital Group                               5,000               138,700
Merrill Lynch & Co                             35,000             1,787,450
Schwab (Charles)                               12,000               113,400
Total                                                             2,742,910

Building materials & construction (0.6%)
Southern Energy Homes                           1,500(b)              6,075
Tredegar                                       20,000               346,400
Watts Water
  Technologies Cl A                           130,000             3,309,800
Total                                                             3,662,275

Cable (2.3%)
Cablevision Systems NY
  Group Cl A                                  645,000(b,d)       11,945,400
Comcast Cl A                                   40,000(b)          1,126,800
Cox Communications Cl A                        60,000(b)          1,971,600
Total                                                            15,043,800

Cellular telecommunications (2.7%)
AT&T Wireless Services                        800,000(b)         11,696,000
mmO2 ADR                                       74,500(b,c)        1,202,430
Nextel Communications Cl A                     10,000(b)            231,900
Rogers Communications Cl B                     30,000(c)            533,400
U.S. Cellular                                 100,000(b)          4,025,000
Western Wireless Cl A                          20,000(b)            501,800
Total                                                            18,190,530

Chemicals (1.4%)
Albemarle                                      20,000               665,200
Cytec Inds                                      8,000               385,920
Ecolab                                         44,000             1,316,480
Ferro                                          60,000             1,232,400
Fuller (HB)                                    20,000               526,600
Givaudan                                          250(c)            154,942
Great Lakes Chemical                           50,000             1,306,000
Hercules                                      205,000(b)          2,812,600
MacDermid                                      20,000               590,800
Omnova Solutions                               80,000(b)            471,200
Total                                                             9,462,142

Computer software & services (0.2%)
Electronic Data Systems                         3,000                57,660
PeopleSoft                                     74,000(b)          1,287,600
Total                                                             1,345,260

Electronics (2.0%)
CTS                                           225,000             2,565,000
Cypress Semiconductor                          40,000(b)            390,400
MagneTek                                       10,000(b)             65,100
Mykrolis                                       15,500(b)            136,865
Texas Instruments                             205,000             4,005,700
Thomas & Betts                                250,000             6,150,000
Total                                                            13,313,065

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP PARTNERS SELECT VALUE FUND -- PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Issuer                                         Shares              Value(a)

Energy (4.1%)
BP ADR                                         22,000(c)         $1,181,400
Burlington Resources                           40,000             1,449,200
Cabot Oil & Gas Cl A                           29,400             1,188,054
ChevronTexaco                                  30,000             2,925,000
ConocoPhillips                                 75,000             5,582,250
Devon Energy                                   42,000             2,722,020
ExxonMobil                                    145,000             6,684,500
Kerr-McGee                                     29,000             1,530,620
Royal Dutch Petroleum ADR                      75,000(c)          3,801,750
Total                                                            27,064,794

Energy equipment & services (0.1%)
Transocean                                     12,000(b)            368,400

Engineering & construction (0.1%)
Palm Harbor Homes                              23,000(b)            376,280

Environmental services (1.9%)
Allied Waste Inds                             255,000(b)          2,611,200
Republic Services                             150,000             4,192,500
Waste Management                              200,000             5,558,000
Total                                                            12,361,700

Financial services (0.3%)
H&R Block                                       6,000               289,560
T. Rowe Price Group                            40,000             1,981,200
Total                                                             2,270,760

Food (7.7%)
Archer-Daniels-Midland                        520,000             8,304,400
Cadbury Schweppes ADR                          68,000(c)          2,220,200
Campbell Soup                                 100,000             2,596,000
Corn Products Intl                             84,000             3,876,600
Del Monte Foods                               350,355(b)          3,696,245
Dreyer's Grand
  Ice Cream Holdings                           20,000             1,590,400
Flowers Foods                                  75,000             1,895,250
General Mills                                 127,000             6,000,750
Groupe Danone ADR                             100,000(c)          1,615,000
Heinz (HJ)                                     90,000             3,411,900
Hershey Foods                                  58,000             2,800,240
Ralcorp Holdings                               10,000(b)            364,300
Sensient Technologies                         285,000             5,985,000
Smucker (JM)                                   18,463               848,929
Tootsie Roll Inds                              14,832               457,419
Wrigley (Wm) Jr                                96,000             5,954,880
Total                                                            51,617,513

Furniture & appliances (0.2%)
Aaron Rents Cl A                                4,500                84,285
Fedders                                        37,000               127,650
Thomas Inds                                    41,000             1,260,750
Total                                                             1,472,685

Health care products (4.1%)
Abbott Laboratories                            16,000               667,040
Bio-Rad Laboratories Cl A                       5,000(b)            251,700
BIOLASE Technology                             45,000               427,950
Bristol-Myers Squibb                          110,000             2,610,300
DENTSPLY Intl                                  15,000               764,250
INAMED                                         52,500(b)          2,789,850
IVAX                                           50,000(b)            968,000
Lilly (Eli)                                    68,000             4,314,600
Merck & Co                                     70,000             3,147,900
Orthofix Intl                                  25,000(b,c)          847,250
Patterson                                      25,000(b)          1,830,750
Pfizer                                        180,000             5,880,600
Sybron Dental Specialties                      65,000(b)          1,812,200
Wyeth                                          20,000               731,400
Young Innovations                              10,100               304,515
Zimmer Holdings                                 1,000(b)             71,300
Total                                                            27,419,605

Health care services (1.0%)
Chemed                                         55,000             3,007,950
Hospira                                         1,600(b)             44,320
Matthews Intl Cl A                             20,000               707,000
OCA                                            23,000(b,d)          117,530
Owens & Minor                                  10,000               245,000
Schein (Henry)                                 38,000(b)          2,366,640
Total                                                             6,488,440

Home building (1.1%)
Cavalier Homes                                 50,000(b)            242,500
Cavco Inds                                     10,000(b)            381,200
Champion Enterprises                          220,000(b)          2,118,600
Fleetwood Enterprises                         228,000(b)          2,911,560
Nobility Homes                                 10,000               207,600
Skyline                                        29,000             1,107,800
Total                                                             6,969,260

Household products (2.3%)
Church & Dwight                                80,000             3,597,600
Energizer Holdings                             80,000(b)          3,307,200
Gillette                                       16,000               680,000
Procter & Gamble                              123,000             6,884,310
Rayovac                                        10,000(b)            229,900
Weider Nutrition Intl                         110,000(b)            355,300
Total                                                            15,054,310

Industrial transportation (0.3%)
GATX                                           50,000             1,348,500
Norfolk Southern                               11,000               312,400
Total                                                             1,660,900

Insurance (1.2%)
Alleghany                                      10,800(b)          2,808,108
American Intl Group                            30,000             2,137,200
Argonaut Group                                 15,000(b)            275,100
Fidelity Natl Financial                        18,000               677,700
Phoenix Companies                              55,000               579,150
Unitrin                                        40,000             1,678,000
Total                                                             8,155,258

Leisure time & entertainment (2.0%)
Canterbury Park Holding                        51,000               798,150
Churchill Downs                                30,000             1,050,300
Coachmen Inds                                  25,000               389,500
Dover Motorsports                              70,000               318,500
Gemstar-TV Guide Intl                         500,000(b)          2,640,000
Magna Entertainment Cl A                       50,000(b,c)          297,500
Mattel                                         18,000               289,620
Metro-Goldwyn-Mayer                             5,000(b)             57,000
Six Flags                                     145,000(b)            807,650
Viacom Cl A                                   188,000             6,365,680
Total                                                            13,013,900

Lodging & gaming (2.5%)
Aztar                                          65,000(b)          1,615,900
Boca Resorts Cl A                              77,000(b)          1,478,400
Dover Downs Gaming &
  Entertainment                                65,000               670,150
Gaylord Entertainment                         100,000(b)          2,904,000
Hilton Group                                  600,000(c)          2,822,247
Hilton Hotels                                 280,000             4,998,000
MGM Mirage                                     50,000(b)          2,067,000
Total                                                            16,555,697

Machinery (3.1%)
AGCO                                           40,000(b)            799,600
Clarcor                                        38,000             1,683,400
CNH Global                                    100,000(c)          1,737,000
Deere & Co                                    179,000            11,325,330
Donaldson                                      25,000               710,000
Flowserve                                      63,000(b)          1,445,220
Oshkosh Truck                                  38,000             1,936,480
SL Inds                                         8,000(b)             90,160
Thermo Electron                                25,000(b)            656,750
Total                                                            20,383,940

Media (18.5%)
Beasley Broadcast Group Cl A                   80,000(b)          1,200,000
Belo Cl A                                      30,000               688,200
Cendant                                        70,000             1,514,100
Cox Radio Cl A                                 16,000(b)            268,960
DIRECTV Group                                  35,000(b)            555,450
Disney (Walt)                                 360,000             8,082,000
Emmis Communications Cl A                      37,000(b)            712,250
Fisher Communications                          45,000(b)          2,169,000
Fox Entertainment Group Cl A                  285,000(b)          7,734,900
Granite Broadcasting                           72,000(b)             32,400
Gray Television                               140,000             1,923,600
Grupo Televisa ADR                             60,000(c)          2,887,800
IAC/InterActive                                70,000(b)          1,596,700
Journal Communications Cl A                    70,600             1,185,374
Journal Register                               44,300(b)            844,358
Knight-Ridder                                  65,000             4,187,950
Lee Enterprises                                32,000             1,514,560
Liberty                                         3,000               121,260
Liberty Media Cl A                          1,400,000(b)         12,474,000
Liberty Media Intl CI A                        89,000(b)          3,008,200
Lin TV                                        140,000(b)          2,825,200
McClatchy Cl A                                 26,000             1,864,200
McGraw-Hill Companies                          25,000             1,893,250
Media General Cl A                            104,000             6,051,760
Nelson (Thomas)                                35,000               665,000
New York Times Cl A                           145,000             5,889,900
News Corp ADR                                 280,143(c)          8,334,254
Paxson Communications                         120,000(b)            218,400
PRIMEDIA                                      298,600(b)            618,102
Pulitzer                                      153,000             7,451,100
Reader's Digest Assn                          136,896             1,946,661
Salem Communications Cl A                      20,000(b)            532,000
Scripps (EW) Cl A                              41,000             4,194,710
Sinclair Broadcast Group Cl A                 225,000             1,800,000
Time Warner                                   750,000(b)         12,262,500
Tribune                                       310,000            12,942,499
Young Broadcasting Cl A                       130,000(b)          1,475,500
Total                                                           123,666,098

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- AXP PARTNERS SELECT VALUE FUND -- PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Issuer                                         Shares              Value(a)

Miscellaneous (0.5%)
Middlesex Water                                28,400              $521,140
Rollins                                        52,550             1,227,568
SJW                                            36,600             1,250,988
Total                                                             2,999,696

Multi-industry (4.5%)
Acuity Brands                                   5,000               115,050
AMETEK                                         36,000             1,027,800
Cooper Inds Cl A                              139,000             7,675,580
Crane                                         100,000             2,700,000
Imagistics Intl                                14,000(b)            454,300
ITT Inds                                       85,000             6,723,500
Manpower                                        3,000               126,690
Park-Ohio Holdings                             25,000(b)            432,000
Pentair                                         2,000                66,480
Sony ADR                                       94,000(c)          3,258,980
Tyco Intl                                      13,000(c)            407,160
Vivendi Universal ADR                         285,000(b,c)        7,087,950
Total                                                            30,075,490

Paper & packaging (0.5%)
Greif Cl A                                     67,000             2,613,000
Sealed Air                                     10,000(b)            491,200
St. Joe                                         5,000               242,000
Total                                                             3,346,200

Precious metals (0.5%)
Barrick Gold                                   35,000(c)            700,000
Newmont Mining                                 63,000             2,796,570
Total                                                             3,496,570

Real estate investment trust (0.1%)
Starwood Hotels &
Resorts Worldwide                              17,000               751,400

Restaurants (--%)
Steak n Shake                                   7,000(b)            120,400

Retail -- general (0.8%)
AutoZone                                       10,000(b)            740,600
CSK Auto                                      165,000(b)          1,937,100
Home Depot                                      4,000               146,240
Neiman Marcus Group Cl A                       50,000             2,660,000
Total                                                             5,483,940

Retail -- grocery (1.0%)
Albertson's                                   100,000             2,458,000
Safeway                                       200,000(b)          4,040,000
Total                                                             6,498,000

Telecom equipment & services (0.4%)
Corning                                        60,000(b)            607,200
Motorola                                      107,000             1,728,050
Sycamore Networks                              40,000(b)            152,400
Total                                                             2,487,650

Utilities -- electric (6.5%)
Allegheny Energy                              220,000(b,d)        3,231,800
Aquila                                        430,000(b)          1,268,500
CH Energy Group                                23,500             1,071,835
CMS Energy                                    150,000(b)          1,440,000
DPL                                           110,000             2,236,300
Duquesne Light Holdings                       160,000             3,006,400
Edison Intl                                    85,000             2,284,800
El Paso Electric                              230,000(b)          3,528,200
Energy East                                   175,000             4,264,750
FirstEnergy                                    10,000               402,400
FPL Group                                      20,000             1,384,000
Great Plains Energy                            25,000               754,000
Northeast Utilities                           191,000             3,661,470
NSTAR                                          80,000             3,904,000
PG&E                                           35,000(b)          1,021,650
TECO Energy                                    40,000               530,400
TXU                                            10,000               416,300
Westar Energy                                  83,000             1,743,000
Xcel Energy                                   380,000             6,707,000
Total                                                            42,856,805

Utilities -- natural gas (0.7%)
El Paso                                       190,000             1,554,200
Kinder Morgan                                   5,000               302,500
Nicor                                           5,000               179,250
NiSource                                       10,000               208,000
ONEOK                                          45,000             1,060,200
Southwest Gas                                  62,000             1,463,200
Total                                                             4,767,350

Utilities -- telephone (6.0%)
AT&T                                           60,000               886,800
BCE                                           100,000(c)          2,082,000
BellSouth                                      62,000             1,659,120
BT Group ADR                                   25,000(c)            830,000
CenturyTel                                     87,000             2,800,530
Cincinnati Bell                               470,000(b)          1,696,700
Citizens Communications                       330,000             4,167,900
Commonwealth
  Telephone Enterprises                       120,000(b)          5,214,000
Qwest Communications Intl                     950,000(b)          2,745,500
SBC Communications                             25,000               644,750
Sprint (FON Group)                            372,500             7,330,800
Telecom Italia Mobile                         100,000(c)            532,048
Telephone & Data Systems                       85,000             6,553,500
Verizon Communications                         60,000             2,355,000
Total                                                            39,498,648

Total common stocks
(Cost: $560,729,544)                                           $642,001,586

Short-term securities (4.6%)(e)
Issuer                 Effective               Amount              Value(a)
                         yield               payable at
                       maturity

Commercial paper
FCAR Owner Trust I

  09-15-04               1.40%             $5,000,000            $4,997,090
Old Line Funding
  10-06-04               1.58               6,000,000             5,990,520
Park Avenue Receivables
  09-22-04               1.54              10,000,000             9,990,590
UBS Finance (Delaware) LLC
  09-01-04               1.58               9,500,000             9,499,583

Total short-term securities
(Cost: $30,479,311)                                             $30,477,783

Total investments in securities
(Cost: $591,208,855)(f)                                        $672,479,369

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- AXP PARTNERS SELECT VALUE FUND -- PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2004.

(b)    Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2004, the value of foreign securities represented 8.8% of net assets.

(d)    Security is partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 1.2% of this category. 3.4% of the short-term securities is the Fund's cash equivalent position.

(f) At Aug. 31, 2004, the cost of securities for federal income tax purposes was approximately $591,209,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                 $ 98,491,000
       Unrealized depreciation                                  (17,221,000)
                                                                -----------
       Net unrealized appreciation                             $ 81,270,000
                                                               ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.


                                                             S-6240-80 A (10/04)

                               PORTFOLIO HOLDINGS
                                       FOR
                       AXP(R) PARTNERS SMALL CAP CORE FUND
                               AS OF AUG. 31, 2004

Investments in Securities

AXP Partners Small Cap Core Fund

Aug. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.0%)
Issuer                                          Shares              Value(a)

Aerospace & defense (1.7%)
Aviall                                         11,350(b)           $227,000
Esterline Technologies                          1,775(b)             56,321
Moog Cl A                                      22,600(b)            803,430
Teledyne Technologies                          37,400(b)            903,210
United Defense Inds                            12,605(b)            481,889
Total                                                             2,471,850

Airlines (1.4%)
AirTran Holdings                               23,800(b)            289,170
FLYi                                            3,949(b)             18,323
Frontier Airlines                               3,289(b)             29,601
Mesa Air Group                                  3,242(b)             20,765
Northwest Airlines                             78,200(b)            736,644
Pinnacle Airlines                              80,500(b)            786,566
SkyWest                                         5,388                77,533
Total                                                             1,958,602

Automotive & related (1.7%)
Aftermarket Technology                         25,900(b)            343,175
American Axle & Mfg Holdings                    4,108               139,220
Cummins                                         6,682               449,632
Dollar Thrifty Automotive Group                13,600(b)            329,120
Shiloh Inds                                     1,990(b)             28,636
Tenneco Automotive                             29,504(b)            396,534
TRW Automotive Holdings                           644(b)             12,539
Visteon                                        79,900               745,466
Total                                                             2,444,322

Banks and savings & loans (5.6%)
ACE Cash Express                               12,067(b)            330,153
Bank of Hawaii                                 24,005             1,139,758
Brookline Bancorp                              48,915               740,573
Capital Crossing Bank                           6,440(b)            150,374
City Holding                                    2,458                77,009
City Natl                                       3,581               236,274
Columbia Banking System                         1,798                40,617
Community Trust Bancorp                           530                15,985
Corus Bankshares                                3,429               147,001
Cullen/Frost Bankers                            4,565               205,379
First BanCorp Puerto Rico                         177(c)              8,135
First Citizens BancShares                         547                64,004
First Republic Bank                               869                38,923
FirstFed Financial                              1,357(b)             61,879
Flagstar Bancorp                               19,320               417,119
Hanmi Financial                                13,347               428,172
Hudson United Bancorp                           4,908               177,719
Independence Community Bank                     2,209                86,681
IndyMac Bancorp                                22,300               769,350
New Century Financial                           9,862               528,998
Oriental Financial Group                        4,663(c)            125,854
Pacific Capital Bancorp                         7,032               200,975
PFF Bancorp                                        46                 1,697
R & G Financial Cl B                           12,386(c)            428,308
Santander BanCorp                                 894(c)             21,758
Seacost Banking Corp of Florida                36,900               805,158
Sterling Financial                                237(b)              7,859
Texas United Bancshares                         6,200               107,254
Westcorp                                       14,025               576,007
WSFS Financial                                    689                34,484
Total                                                             7,973,457

Broker dealers (0.5%)
Affiliated Managers Group                      13,800(b)            676,890

Building materials & construction (1.9%)
Aaon                                           19,600(b)            332,220
ElkCorp                                        35,900               897,859
Fluor                                          14,100               602,775
Genlyte Group                                   4,219(b)            251,916
NCI Building Systems                            7,170(b)            219,976
USG                                            25,788(b)            453,353
Total                                                             2,758,099

Cable (0.3%)
LodgeNet Entertainment                         25,000(b)            364,000

Cellular telecommunications (0.1%)
Brightpoint                                     8,500(b)            112,625
Metrocall Holdings                              1,099(b)             71,028
Total                                                               183,653

Chemicals (2.2%)
Cytec Inds                                     16,100               776,664
Ferro                                          30,500               626,470
FMC                                             1,060(b)             49,004
Georgia Gulf                                   15,123               573,918
Methanex                                          569(c)              7,693
Minerals Technologies                          11,700               657,189
NewMarket                                      10,032(b)            207,562
Octel                                           7,846(c)            173,867
Terra Inds                                     15,470(b)            116,025
Total                                                             3,188,392

Computer hardware (1.9%)
Agilysys                                        2,560                39,885
Artesyn Technologies                            9,837(b)             83,713
IDX Systems                                    26,600(b)            771,400
Ingram Micro Cl A                              70,341(b)          1,042,453
Komag                                             796(b)              8,931
Tech Data                                       2,322(b)             87,447
Western Digital                                86,300(b)            643,798
Total                                                             2,677,627

Computer software & services (9.6%)
Acxiom                                         77,769             1,747,470
Agile Software                                 51,500(b)            392,430
ANSYS                                             477(b)             21,513
Aspen Technology                               35,279(b)            204,265
Autodesk                                        7,863               349,196
Avid Technology                                   648(b)             28,039
BISYS Group                                    47,800(b)            678,760
CheckFree                                      27,800(b)            757,550
CSG Systems Intl                                2,759(b)             39,923
Dendrite Intl                                   6,500(b)             83,850
DigitalNet Holdings                             3,637(b)             79,068

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   --   AXP PARTNERS SMALL CAP CORE FUND   --   PORTFOLIO HOLDINGS AS OF
         AUGUST 31, 2004

Issuer                                          Shares              Value(a)

Computer software & services (cont.)
DocuCorp Intl                                   2,784(b)            $22,857
EarthLink                                      41,949(b)            419,909
Extreme Networks                               91,500(b)            425,475
Foundry Networks                               43,800(b)            399,456
Harris Interactive                             55,200(b)            329,544
Hummingbird                                     4,200(b,c)           91,140
Hyperion Solutions                             17,700(b)            647,112
Informatica                                    51,800(b)            306,656
infoUSA                                         1,924(b)             17,489
Manhattan Associates                           12,200(b)            284,748
MAXIMUS                                           235(b)              6,836
McDATA Cl A                                    48,400(b)            249,744
MemberWorks                                     5,694(b)            142,008
MicroStrategy Cl A                                845(b)             29,245
NETGEAR                                         2,260(b)             29,267
Openwave Systems                               86,100(b)            802,452
Parametric Technology                          26,624(b)            129,659
Progress Software                               7,958(b)            160,274
Red Hat                                        75,900(b)            930,534
SERENA Software                                 1,275(b)             19,954
SI Intl                                         7,052(b)            141,111
SM&A                                          173,384(b)          1,142,601
SPSS                                              508(b)              7,010
Sybase                                            866(b)             11,544
Take-Two Interactive Software                  44,200(b)          1,447,550
Transaction Systems Architects Cl A             7,971(b)            135,826
Tyler Technologies                              3,606(b)             32,815
United Online                                   8,128(b)             77,866
Websense                                       23,800(b)            912,730
Total                                                            13,735,476

Electronics (4.9%)
ADE                                             5,067(b)             97,388
Agere Systems Cl A                            324,000(b)            392,040
Analogic                                       18,102               746,346
Arrow Electronics                              18,165(b)            393,091
Avnet                                          13,532(b)            214,888
CyberOptics                                     1,436(b)             25,144
Electro Scientific Inds                         4,276(b)             88,470
FuelCell Energy                                51,400(b)            511,944
Gerber Scientific                               9,940(b)             63,218
Helix Technology                               25,500               347,055
Integrated Electrical Services                  5,280(b)             25,450
Kulicke & Soffa Inds                           60,781(b)            333,080
Littelfuse                                      9,196(b)            334,918
LoJack                                         55,578(b)            581,346
Measurement Specialties                        26,500(b)            617,715
Millipore                                       1,526(b)             76,758
ON Semiconductor                              199,500(b)            594,510
Park Electrochemical                            6,054               134,096
Pemstar                                        36,300(b)             63,888
Photronics                                      9,489(b)            136,167
Richardson Electronics                          2,089                17,401
Siliconix                                         226(b)              7,743
Standard Microsystems                           2,830(b)             44,912
Stoneridge                                      8,572(b)            127,294
Universal Electronics                          29,700(b)            480,249
X-Rite                                         34,700               485,800
Total                                                             6,940,911

Energy (1.5%.)
Callon Petroleum                                4,647(b)             53,487
Frontier Oil                                    4,844                98,914
Giant Inds                                      4,412(b)             98,388
Newfield Exploration                            7,879(b)            436,103
Pogo Producing                                  6,436               283,055
Remington Oil & Gas                             3,759(b)             93,073
Tesoro Petroleum                                7,118(b)            168,554
TETRA Technologies                             28,500(b)            770,925
Vintage Petroleum                               7,357               120,655
Total                                                             2,123,154

Energy equipment & services (3.5%)
Cal Dive Intl                                  13,343(b)            398,555
Cimarex Energy                                  1,455(b)             43,548
Clayton Williams Energy                         1,793(b)             31,951
Dawson Geophysical                                975(b)             19,305
Grey Wolf                                     438,700(b)          1,864,475
Key Energy Services                            19,600(b)            197,764
Lone Star Technologies                          1,148(b)             35,267
Offshore Logistics                              2,001(b)             59,630
Premcor                                        15,600(b)            523,068
Pride Intl                                     50,400(b)            925,344
RPC                                               531                 8,045
SEACOR Holdings                                 1,152(b)             49,732
Universal Compression Holdings                  8,756(b)            287,284
Veritas DGC                                    24,119(b)            565,108
Total                                                             5,009,076

Engineering & construction (0.6%)
Modtech Holdings                               22,300(b)            163,013
Washington Group Intl                          21,100(b)            742,298
Total                                                               905,311

Environmental services (--%)
Duratek                                         1,311(b)             19,468
Exponent                                        1,376(b)             35,723
Total                                                                55,191

Financial services (2.2%)
Advanta Cl B                                   39,100               918,850
BOK Financial                                     393(b)             16,860
CompuCredit                                     7,262(b)            136,598
Doral Financial                                 4,214(c)            171,383
EZCORP Cl A                                     5,035(b)             36,655
Investment Technology Group                    53,500(b)            734,555
Irwin Financial                                 6,159               158,471
Providian Financial                            58,900(b)            850,516
SWS Group                                       1,361                19,939
WFS Financial                                     937(b)             42,512
Total                                                             3,086,339

Food (1.8%)
Chiquita Brands Intl                            1,591(b)             29,974
Corn Products Intl                                465                21,460
Hain Celestial Group                           23,900(b)            419,445
J & J Snack Foods                              17,800(b)            765,044
M&F Worldwide                                   7,089(b)             94,284
Nash Finch                                      8,859               261,606
Pilgrim's Pride                                15,588               396,247
Sanderson Farms                                 5,960               203,772
Seaboard                                           31                16,494
Wild Oats Markets                              42,900(b)            378,807
Total                                                             2,587,133

Furniture & appliances (1.8%)
Aaron Rents                                     9,420               193,487
Briggs & Stratton                               3,991               299,724
Compx Intl                                        969(b)             15,456
Furniture Brands Intl                          28,200               648,600
Hooker Furniture                                  516                13,684
Select Comfort                                 52,900(b)            840,052
Stanley Furniture                               2,802               113,145
Stanley Works                                   9,717               420,357
Total                                                             2,544,505

Health care products (8.9%)
Abgenix                                        38,300(b)            381,085
Alkermes                                       30,200(b)            321,026
Andrx Group                                    14,701(b)            296,372
Anika Therapeutics                              1,412(b)             18,412
Arrow Intl                                     25,400               717,550
Bausch & Lomb                                     621                40,955
Bentley Pharmaceuticals                        26,800(b)            302,840
Bio-Rad Laboratories Cl A                       9,600(b)            483,264
Biosite                                         5,800(b)            274,630
Bradley Pharmaceuticals                         3,100(b)             74,710
Cantel Medical                                    329(b)              8,965
Caraco Pharmaceuticals Laboratories             1,136(b)              8,066
Ciphergen Biosystems                           79,500(b)            314,025
CNS                                             1,279                12,982
CollaGenex Pharmaceuticals                     48,200(b)            343,184
Conmed                                         36,274(b)            886,899
CTI Molecular Imaging                          55,400(b)            520,206
Dade Behring Holdings                           2,607(b)            137,050
Enzon Pharmaceuticals                          46,500(b)            647,280
Haemonetics                                    12,496(b)            395,124
Human Genome Sciences                          67,900(b)            731,283
ICU Medical                                    23,700(b)            620,703
IDEXX Laboratories                                721(b)             35,120
Incyte                                         91,200(b)            622,896
Kensey Nash                                    21,949(b)            627,522
Kos Pharmaceuticals                             7,182(b)            262,358
Medicines Company                              18,100(b)            457,568
Merit Medical Systems                          32,200(b)            550,942
Nutraceutical Intl                              8,474(b)            119,229
Par Pharmaceuticals                            11,000(b)            451,440
Perrigo                                         9,902               194,475
Respironics                                     2,829(b)            150,503
Sola Intl                                       2,516(b)             48,559
Sybron Dental Specialties                       9,779(b)            272,639
Techne                                          2,863(b)            110,913
Telik                                          14,800(b)            280,312
Theragenics                                   138,300(b)            518,625
TriPath Imaging                                50,200(b)            386,540
VISX                                            6,076(b)            123,221
Vital Signs                                       438                13,280
Total                                                            12,762,753

Health care services (7.7%)
Allscripts Healthcare Solutions                99,700(b)            648,050
Charles River Laboratories Intl                 8,094(b)            352,494
Discovery Partners Intl                        57,700(b)            242,340

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   --   AXP PARTNERS SMALL CAP CORE FUND   --   PORTFOLIO HOLDINGS AS OF
         AUGUST 31, 2004

Issuer                                          Shares              Value(a)

Health care services (cont.)
Exelixis                                       71,282(b)           $556,000
First Consulting Group                        108,700(b)            546,761
Fisher Scientific Intl                          4,969(b)            283,075
Genesis HealthCare                             32,400(b)          1,007,315
Humana                                         67,367(b)          1,279,972
Icon                                            8,100(b,c)          291,114
LCA-Vision                                     32,200               759,276
Magellan Health Services                          532(b)             18,657
Manor Care                                     23,200               711,544
Matria Healthcare                              20,300(b)            536,326
Option Care                                    14,900               234,377
Owens & Minor                                   9,189               225,131
PacifiCare Health Systems                      11,843(b)            386,200
Prime Medical Services                          5,537(b)             40,415
Province Healthcare                            19,000(b)            371,260
Select Medical                                  1,054                13,997
Sierra Health Services                         12,346(b)            532,360
SurModics                                      25,200(b)            602,784
Triad Hospitals                                24,800(b)            788,392
VistaCare Cl A                                 33,100(b)            548,467
Total                                                            10,976,307

Home building (1.9%)
Centex                                         16,000               732,320
Monaco Coach                                    2,109                45,322
NVR                                             1,517(b)            761,913
Ryland Group                                   13,400             1,181,211
Total                                                             2,720,766

Household products (0.6%)
Chattem                                        11,036(b)            336,488
Energizer Holdings                              7,617(b)            314,887
JAKKS Pacific                                   1,349(b)             26,413
Mannatech                                       1,784                20,694
Rayovac                                         2,695(b)             61,958
UniFirst                                          593                17,037
Yankee Candle                                   5,447(b)            147,668
Total                                                               925,145

Industrial services (0.6%)
Watsco                                         22,800               663,024
WESCO Intl                                      6,738(b)            136,377
Total                                                               799,401

Industrial transportation (2.5%)
Arkansas Best                                   2,292                78,959
CNF                                            16,200               664,524
EGL                                             4,150(b)            100,555
Forward Air                                     1,996(b)             72,515
Heartland Express                               6,960               122,078
Kansas City Southern                            5,638(b)             84,570
Kirby                                           2,230(b)             79,254
Knight Transportation                           5,041(b)            100,256
Landstar System                                 2,837(b)            148,886
USF                                             2,711                92,879
Vitran Cl A                                    23,300(b,c)          328,996
Wabash Natl                                    24,353(b)            646,085
Yellow Roadway                                 27,083(b)          1,111,486
Total                                                             3,631,043

Insurance (4.7%)
American Financial Group                        8,366               246,379
First American                                  3,567               103,336
FPIC Insurance Group                              497(b)             11,883
HCC Insurance Holdings                         33,500               974,850
Hilb, Rogal & Hamilton                         38,000             1,293,520
Ohio Casualty                                  92,700(b)          1,867,906
Reinsurance Group of America                   14,100               561,885
U.S.I. Holdings                                46,200(b)            594,132
UICI                                           17,540               487,787
United Fire & Casualty                            837                50,722
Zenith Natl Insurance                          10,934               472,567
Total                                                             6,664,967

Leisure time & entertainment (1.5%)
Blockbuster Cl A                               12,858               103,250
Brunswick                                      11,771               462,718
Callaway Golf                                  46,000               556,139
Carmike Cinemas                                 1,336                45,424
Churchill Downs                                11,300               395,613
Navigant Intl                                     513(b)              8,239
Polaris Inds                                      449                21,175
RC2                                               612(b)             19,345
Steinway Musical Instruments                    4,073(b)            115,714
Vail Resorts                                    2,441(b)             44,329
World Wrestling Entertainment                  27,000               324,270
Total                                                             2,096,216

Lodging & gaming (1.0%)
Alliance Gaming                                36,200(b)            539,742
Ameristar Casinos                               1,121                30,525
Aztar                                          23,800(b)            591,668
La Quinta                                      29,300(b)            229,712
Penn Natl Gaming                                1,988(b)             77,234
Total                                                             1,468,881

Machinery (1.9%)
AGCO                                           41,300(b)            825,586
BHA Group Holdings Cl A                         1,079                41,002
Gardner Denver                                    594(b)             16,472
IHC Caland                                     15,546(c)            747,627
Kennametal                                     16,300               666,507
Middleby                                          938                47,013
MTS Systems                                     8,492               184,701
Toro                                            2,633               171,593
Total                                                             2,700,501

Media (4.2%)
ADVO                                           22,500               665,550
AMC Entertainment                              55,100(b)          1,057,920
Catalina Marketing                             39,500               888,750
Consolidated Graphics                           3,859(b)            157,640
Donnelley (RH)                                  8,258(b)            383,584
Entravision Communications Cl A                25,200(b)            204,120
Lin TV                                         25,800(b)            520,644
Nelson (Thomas)                                   468                 8,892
Playboy Enterprises Cl B                       55,100(b)            500,859
Regent Communications                         137,400(b)            791,424
TiVo                                           50,800(b)            218,440
Valassis Communications                        21,600(b)            610,416
Ventiv Health                                   2,995(b)             45,135
Total                                                             6,053,374

Metals (1.8%)
Alliance Resource Partners                      3,712               182,556
Carpenter Technology                           20,100               890,430
Century Aluminum                                3,644(b)             90,298
Metal Management                               10,514(b)            174,953
NS Group                                        1,285(b)             19,275
Olympic Steel                                  10,013(b)            202,763
Peabody Energy                                 11,500               613,180
Quanex                                            586                27,003
Reliance Steel & Aluminum                       2,437                92,460
Steel Dynamics                                  4,096               128,451
Steel Technologies                              7,869               158,088
Total                                                             2,579,457

Miscellaneous (0.1%)
Gevity HR                                       6,864               122,454

Multi-industry (2.4%)
Actuant Cl A                                   28,000(b)          1,059,520
Administaff                                     9,518(b)             96,703
AMETEK                                            273                 7,794
Anixter Intl                                    2,379                83,907
Apollo Group Cl A                                 147(b)             11,483
Brink's                                           806                23,213
Global Imaging Systems                         40,031(b)          1,120,868
Harris                                          2,578               124,156
PDI                                             6,945(b)            167,305
SOURCECORP                                      1,632(b)             36,149
Stratasys                                      25,400(b)            633,222
TeleTech Holdings                               3,041(b)             25,058
Total                                                             3,389,378

Paper & packaging (1.0%)
Crown Holdings                                 21,120(b)            204,864
Louisiana-Pacific                              18,820               464,101
Potlatch                                        6,002               257,486
Rayonier                                        4,902               227,306
Silgan Holdings                                 5,736               256,686
Total                                                             1,410,443

Real estate (0.5%)
CoStar Group                                   16,600(b)            702,014

Real estate investment trust (1.5%)
Associated Estates Realty                      16,077               150,641
CBL & Associates Properties                     7,397               451,809
FelCor Lodging Trust                           14,089(b)            164,982
Innkeepers USA Trust                           28,556               329,536
Natl Health Investors                             584                16,843
Ventas                                         37,700             1,031,095
Total                                                             2,144,906

Restaurants (1.7%)
CKE Restaurants                                34,498(b)            412,941
Dave & Buster's                                47,763(b)            749,878
Jack in the Box                                18,158(b)            512,782
Lone Star Steakhouse & Saloon                  28,545               661,959
Papa John's Intl                                1,894(b)             54,377
Total                                                             2,391,937

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   --   AXP PARTNERS SMALL CAP CORE FUND   --   PORTFOLIO HOLDINGS AS OF
         AUGUST 31, 2004

Issuer                                          Shares              Value(a)

Retail -- general (4.6%)
7-Eleven                                        2,538(b)            $49,034
American Eagle Outfitters                         915(b)             30,470
Barnes & Noble                                 13,490(b)            466,214
Borders Group                                  31,700               757,630
Charming Shoppes                                3,963(b)             27,186
Checkpoint Systems                             12,658(b)            191,136
Claire's Stores                                 5,665               137,886
Dress Barn                                      1,258(b)             20,845
Finlay Enterprises                                611(b)             11,462
Foot Locker                                    49,400             1,105,078
Fred's                                         27,600               383,916
Goody's Family Clothing                        23,200               177,480
Hollywood Entertainment                        43,138(b)            435,262
Hughes Supply                                   3,276               198,493
MarineMax                                       2,136(b)             41,866
Movado Group                                    9,143               131,202
Pantry (The)                                    6,730(b)            130,966
PETCO Animal Supplies                          24,800(b)            821,376
Rent-A-Center                                  14,590(b)            439,159
Smart & Final                                   4,760(b)             77,636
Stage Stores                                   12,168(b)            388,646
Stein Mart                                      9,486(b)            155,096
Trans World Entertainment                      19,411(b)            193,528
Zale                                            5,333(b)            136,631
Total                                                             6,508,198

Telecom equipment & services (1.4%)
Aspect Communications                          41,975(b)            359,306
C-COR                                          11,790(b)             92,669
CommScope                                       3,099(b)             61,577
Nextel Partners Cl A                           55,200(b)            795,985
Orbital Sciences                                2,114(b)             22,556
West                                              503(b)             12,967
Westell Technologies Cl A                     148,900(b)            674,517
Total                                                             2,019,577

Textiles & apparel (1.6%)
Culp                                            2,845(b)             21,594
Deckers Outdoor                                 2,590(b)             76,042
Genesco                                        15,103(b)            340,271
Guess?                                         47,500(b)            721,050
Hartmarx                                        9,400(b)             59,690
Kellwood                                        5,924               216,226
Quiksilver                                     35,200(b)            765,600
Warnaco Group                                   1,044(b)             21,026
Wolverine World Wide                            3,594                86,687
Total                                                             2,308,186

Utilities -- electric (0.6%)
CenterPoint Energy                             39,480               431,911
El Paso Electric                                4,614(b)             70,779
Unisource Energy                               13,802               339,943
Total                                                               842,633

Utilities -- natural gas (1.1%)
AGL Resources                                   8,839               269,501
Energen                                         2,033                96,446
UGI                                            33,381             1,140,295
Total                                                             1,506,242

Utilities -- telephone (1.0%)
Commonwealth Telephone Enterprises              4,540(b)            197,263
General Communication Cl A                     81,000(b)            694,980
PTEK Holdings                                  45,749(b)            392,069
TALK America Holdings                          25,938(b)            149,662
Tessco Technologies                             4,203(b)             47,914
Total                                                             1,481,888

Total common stocks
(Cost: $134,534,910)                                           $139,890,655

Total investments in securities
(Cost: $134,534,910)(d)                                        $139,890,655

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2004.

(b)    Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2004, the value of foreign securities represented 1.7% of net assets.

(d) At Aug. 31, 2004, the cost of securities for federal income tax purposes was approximately $134,535,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                  $14,763,000
       Unrealized depreciation                                   (9,407,000)
                                                                 ----------
       Net unrealized appreciation                             $  5,356,000
                                                               ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

                                                             S-6237-80 A (10/04)

                               PORTFOLIO HOLDINGS
                                       FOR
                      AXP(R) PARTNERS SMALL CAP VALUE FUND
                               AS OF AUG. 31, 2004

Investments in Securities

AXP Partners Small Cap Value

Aug. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (92.5%)
Issuer                                         Shares              Value(a)

Aerospace & defense (1.0%)
Curtiss-Wright                                 74,200            $4,055,030
DRS Technologies                               24,800(b)            902,224
Ducommun                                       64,710(b)          1,402,266
EDO                                            47,885             1,254,108
MTC Technologies                               90,947(b)          2,268,218
REMEC                                          78,900(b)            409,491
Total                                                            10,291,337

Airlines (1.4%)
Air France ADR                                286,770(b,c)        4,373,243
AirTran Holdings                              137,159(b)          1,666,482
Alaska Air Group                              217,000(b)          5,108,179
America West Holdings Cl B                    247,400(b,d)        1,632,840
Continental Airlines Cl B                     115,000(b)          1,109,750
ExpressJet Holdings                             9,300(b)             99,975
SkyWest                                        60,200               866,278
Total                                                            14,856,747

Automotive & related (2.1%)
American Axle & Mfg Holdings                   61,491             2,083,930
Lear                                           52,700             2,839,476
Lithia Motors Cl A                             35,200               748,000
Myers Inds                                     34,980               398,072
Strattec Security                              51,600(b)          3,209,004
Tenneco Automotive                             60,908(b)            818,604
Visteon                                       620,900             5,792,997
Wescast Inds Cl A                              85,800(c)          2,380,950
Winnebago Inds                                125,000             3,925,000
Total                                                            22,196,033

Banks and savings & loans (5.9%)
Alabama Natl Bancorp                           37,767             2,256,956
Alliance Bankshares                            27,969(b)            407,788
Bancorp Bank                                   73,807(b)          1,476,140
Bank of Hawaii                                 71,900             3,413,812
BankUnited Financial Cl A                      86,688(b)          2,451,537
Berkshire Hills Bancorp                        29,250             1,092,488
Brookline Bancorp                             107,609             1,629,200
Capital Corp of the West                        6,125               241,325
Cardinal Financial                             59,438(b)            518,894
Central Pacific Financial                      14,000               391,300
Citizens Banking                              122,035             3,903,900
City Holding                                   20,700               648,531
Columbia Banking System                        19,215               434,067
Commercial Federal                             40,600             1,107,162
Community Trust Bancorp                         2,800                84,448
Corus Bankshares                               25,000             1,071,750
Cullen/Frost Bankers                           51,300             2,307,987
Fidelity Bankshares                            55,758             2,013,421
First Community Bancorp                        45,541             1,853,974
First Financial                                 4,900               151,900
First Financial Holdings                        7,700               233,310
First Midwest Bancorp                          13,200               454,476
First Niagara Financial Group                 203,385             2,560,617
First Oak Brook Bancshares                     20,064               591,888
First Republic Bank                            19,000               851,010
FirstFed Financial                              6,700(b)            305,520
Flagstar Bancorp                               16,100               347,599
Frontier Financial                              3,800               131,860
Greater Bay Bancorp                            37,300             1,061,931
Hanmi Financial                                18,405               590,432
Harbor Florida Bancshares                      21,950               686,596
Hudson River Bancorp                           13,000               231,530
IBERIABANK                                     32,117             1,804,012
Independent Bank                               14,400               371,232
IndyMac Bancorp                                65,855             2,271,998
Interchange Financial Services                  9,961               242,052
Main Street Banks                              47,403             1,322,544
Mid-State Bancshares                           15,800               385,520
Millennium Bankshares                          72,723(b)            559,967
Net.Bank                                      118,843             1,264,490
New Century Financial                          18,900             1,013,796
Pacific Continental                               727                12,214
PFF Bancorp                                   119,418             4,406,525
Placer Sierra Bancshares                       41,966(b)            820,435
Prosperity Bancshares                          24,019               622,572
Provident Bankshares                           34,400             1,089,448
Republic Bancorp                              190,334             2,799,813
Santander BanCorp                               8,470(c)            206,075
Southcoast Financial                           27,563(b)            636,705
Sterling Bancorp                               33,656               946,407
Sun Bancorp                                    13,692               295,747
Texas United Bancshares                        28,734               497,069
Trustmark                                      39,300             1,178,214
United Community Banks                         44,461             1,049,280
West Coast Bancorp                             13,771               282,856
Western Sierra Bancorp                          2,127(b)             66,171
WSFS Financial                                  5,708               285,685
Total                                                            59,934,176

Beverages & tobacco (0.1%)
Boston Beer Cl A                               40,900(b)            889,984
NuCo2                                          14,025(b)            250,066
Total                                                             1,140,050

Broker dealers (0.3%)
Affiliated Managers Group                      37,624(b)          1,845,457
E*TRADE Financial                              90,600(b)          1,067,268
Total                                                             2,912,725

Building materials & construction (2.1%)
Drew Inds                                      54,800(b)          1,885,120
ElkCorp                                        37,136               928,771
Florida Rock Inds                             117,975             5,367,863
Insituform Technologies Cl A                  178,300(b)          3,171,957
Simpson Mfg                                   100,200             5,661,299
Standard Pacific                               29,519             1,489,824
Texas Inds                                     16,332               715,342
Tredegar                                       36,900               639,108
Universal Forest Products                      57,000             1,703,730
USG                                            29,500(b)            518,610
Total                                                            22,081,624

Cable (--%)
Insight Communications                         12,600(b)            111,384
LodgeNet Entertainment                         26,600(b)            387,296
Total                                                               498,680

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   --   AXP PARTNERS SMALL CAP VALUE FUND   --   PORTFOLIO HOLDINGS AS OF
         AUG. 31, 2004

Issuer                                         Shares              Value(a)

Cellular telecommunications (0.1%)
Price Communications                           62,400(b)           $937,248

Chemicals (1.5%)
Agrium                                        221,237(c)          3,440,235
Albemarle                                      95,725             3,183,814
Compass Minerals Intl                          12,500               268,375
FMC                                             3,700(b)            171,051
Fuller (HB)                                    24,903               655,696
Minerals Technologies                          34,787             1,953,986
NL Inds                                        12,100               174,966
OM Group                                       28,000(b)            953,400
Penford                                        16,472               280,683
PolyOne                                       543,500(b)          3,858,850
Schulman (A)                                   21,400               429,284
Total                                                            15,370,340

Computer hardware (0.7%)
Adaptec                                       119,700(b)            835,506
Agilysys                                       29,600               461,168
Black Box                                      65,200             2,362,848
Hutchinson Technology                         135,811(b)          3,302,924
Varian                                         18,567(b)            730,054
Total                                                             7,692,500

Computer software & services (5.4%)
Activision                                     15,700(b)            225,923
Autobytel                                     115,500(b)            813,120
Brooktrout                                    150,300(b)          1,283,562
Ciber                                          28,600(b)            192,764
Citadel Security Software                     101,307(b)            210,719
EarthLink                                      73,300(b)            733,733
eFunds                                        312,900(b)          4,646,565
Intergraph                                     31,800(b)            824,892
InterVideo                                    208,700(b)          2,525,270
iPass                                          56,700(b)            354,375
Keynote Systems                                20,400(b)            274,584
Lionbridge Technologies                       489,238(b)          3,899,227
MAXIMUS                                       109,300(b)          3,179,537
Mentor Graphics                               341,800(b)          3,739,292
NDCHealth                                      37,716               517,841
Neoware Systems                               266,100(b)          2,115,495
NetIQ                                         112,110(b)          1,078,498
OPNET Technologies                            145,150(b)          1,319,414
PEC Solutions                                  27,100(b)            285,363
Perot Systems Cl A                            374,200(b)          4,980,601
Pervasive Software                            239,700(b)          1,438,200
PLATO Learning                                106,000(b)            869,200
PRG-Schultz Intl                              263,976(b)          1,496,744
Progress Software                              28,500(b)            573,990
Reynolds & Reynolds Cl A                      126,000             3,095,820
Rimage                                        145,700(b)          1,923,240
SM&A                                          166,100(b)          1,094,599
SPSS                                           62,000(b)            855,600
Sybase                                        227,200(b)          3,028,576
Take-Two Interactive Software                  63,600(b)          2,082,900
Transaction Systems
  Architects Cl A                             172,400(b)          2,937,696
Tumbleweed Communications                     122,244(b)            256,712
Tyler Technologies                             73,400(b)            667,940
Ulticom                                        28,700(b)            274,372
VitalWorks                                    304,000(b)          1,158,240
Total                                                            54,954,604

Electronics (2.9%)
Advanced Power Technology                       5,600(b)             43,120
Artisan Components                             20,339(b)            560,339
Audiovox Cl A                                  62,200(b)          1,010,750
Benchmark Electronics                          28,100(b)            808,156
Candela                                        36,045(b)            359,729
CEVA                                           74,900(b)            535,535
Entegris                                      214,900(b)          1,710,604
ESS Technology                                286,800(b)          1,955,976
Fairchild Semiconductor Intl                   72,500(b)            893,925
Franklin Electric                              33,428             1,312,049
GrafTech Intl                                 275,018(b)          2,931,691
KEMET                                         245,500(b)          2,128,485
LoJack                                         14,424(b)            150,875
LSI Indus                                      17,200               164,260
Methode Electronics                            47,942               631,876
Molecular Devices                              20,600(b)            473,800
Nu Horizons Electronics                       267,200(b)          1,696,720
OmniVision Technologies                        29,000(b)            302,470
Park Electrochemical                           23,800               527,170
Photronics                                     15,200(b)            218,120
Power Integrations                             25,419(b)            510,414
ScanSource                                     27,852(b)          1,672,234
SYNNEX                                         16,800(b)            266,952
Tessera Technologies                           71,199(b)          1,387,669
Thomas & Betts                                 39,400               969,240
TriQuint Semiconductor                        368,400(b)          1,399,920
TTM Technologies                               55,700(b)            525,251
Universal Electronics                         120,900(b)          1,954,953
Viisage Technology                            186,827(b)          1,212,507
Vishay Intertechnology                        171,800(b)          2,190,450
Total                                                            30,505,240

Energy (4.0%)
Chesapeake Energy                             211,000             2,981,430
Encore Acquisition                            134,900(b)          3,763,710
Forest Oil                                      6,400(b)            166,720
Frontier Oil                                   91,242             1,863,162
Houston Exploration                           108,400(b)          5,566,339
Magum Hunter Resources                         95,100(b)            969,069
Murphy Oil                                     45,700             3,450,807
Parallel Petroleum                             48,203(b)            239,087
Patina Oil & Gas                               96,193             2,575,087
Petroleum Development                          13,747(b)            426,569
Remington Oil & Gas                           161,300(b)          3,993,788
South Jersey Inds                              17,250               779,700
St. Mary Land & Exploration                   123,400             4,305,426
Swift Energy                                   46,300(b)            942,205
Tesoro Petroleum                               46,100(b)          1,091,648
TETRA Technologies                            141,650(b)          3,831,633
USEC                                          383,500             3,267,420
Whiting Petroleum                              44,306(b)          1,046,065
Total                                                            41,259,865

Energy equipment & services (3.4%)
Cimarex Energy                                157,597(b)          4,716,878
Energy Partners                                53,700(b)            821,073
Ensign Resource Service
  Group                                       276,800(c)          4,343,780
Gulf Island Fabrication                        23,000               459,080
Harvest Natl Resources                         71,200(b)            945,536
Hydril                                         17,123(b)            612,147
Offshore Logistics                             11,200(b)            333,760
Oil States Intl                               198,900(b)          3,202,290
Patterson-UTI Energy                           72,400             1,253,968
Range Resources                               379,160             5,687,400
RPC                                           123,900             1,877,085
SEACOR Holdings                                73,800(b)          3,185,946
Trican Well Service                            16,900(b,c)          540,718
Unit                                          195,200(b)          6,129,280
W-H Energy Services                            15,552(b)            294,244
Willbros Group                                 37,886(b,c)          530,404
Total                                                            34,933,589

Engineering & construction (0.8%)
Avatar Holdings                                 4,120(b)            178,355
Dycom Inds                                     97,600(b)          2,510,272
Infrasource Services                           64,244(b)            572,414
Keith Companies                               165,600(b)          2,419,416
Lennox Intl                                    62,717             1,019,778
Modtech Holdings                              144,800(b)          1,058,488
Washington Group Intl                          20,800(b)            731,744
Total                                                             8,490,467

Environmental services (0.2%)
TRC Companies                                  32,155(b)            561,105
Waste Connections                              43,894(b)          1,288,289
Total                                                             1,849,394

Finance companies (0.6%)
Accredited Home Lenders
  Holding                                     104,718(b)          4,164,635
Financial Federal                              63,714(b)          2,119,128
First Financial Bancorp                        12,900               232,200
Total                                                             6,515,963

Financial services (0.7%)
Advanta Cl B                                   11,900               279,650
Charter Municipal Mtge Acceptance              17,200               363,608
Cohen & Steers                                 37,400(b)            557,260
CompuCredit                                    42,800(b)            805,068
Delphi Financial Group Cl A                    22,900               900,428
Irwin Financial                                56,898             1,463,986
Jones Lang LaSalle                             29,200(b)            953,380
Knight Trading Group Cl A                     177,707(b)          1,610,025
Resource America Cl A                          10,600               233,200
Total                                                             7,166,605

Food (1.1%)
American Italian Pasta Cl A                   130,049(d)          3,517,825
Chiquita Brands Intl                           39,800(b)            749,832
CoolBrands Intl                               107,800(b,c)          833,526
CoolBrands Intl - Sub Vtg                      61,700(b,c)          475,336
Flowers Foods                                  17,700               447,279
Hain Celestial Group                           39,284(b)            689,434
Nash Finch                                      6,900               203,757
Sensient Technologies                         193,718             4,068,079
Total                                                            10,985,068

Furniture & appliances (1.8%)
Aaron Rents                                   131,553             2,702,099
American Woodmark                              49,700             3,440,233
Ethan Allen Interiors                          42,800             1,529,672
Hooker Furniture                               72,900             1,933,308
Natuzzi ADR                                   330,200(c)          3,084,068

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   --   AXP PARTNERS SMALL CAP VALUE FUND   --   PORTFOLIO HOLDINGS AS OF
         AUG. 31, 2004

Issuer                                         Shares              Value(a)

Furniture & appliances (cont.)
Select Comfort                                 62,868(b)           $998,344
Stanley Furniture                              63,900             2,580,282
Thomas Inds                                    85,900             2,641,425
Total                                                            18,909,431

Health care products (3.9%)
Abaxis                                         21,491(b)            323,440
Antigenics                                    237,600(b,d)        1,499,256
Atrion                                          2,800               128,800
Bruker BioSciences                            122,300(b)            436,611
Cell Therapeutics                              82,307(b)            466,681
CNS                                           192,900             1,957,935
Conceptus                                      51,653(b)            476,757
D & K Healthcare Resources                     11,866               126,373
Endo Pharmaceuticals
  Holdings                                    181,300(b)          3,074,848
Enzon Pharmaceuticals                          54,700(b)            761,424
Haemonetics                                   138,600(b)          4,382,532
Hi-Tech Pharmacal                              54,500(b)            768,450
Kos Pharmaceuticals                            28,955(b)          1,057,726
Lexicon Genetics                              236,900(b,d)        1,433,245
Myriad Genetics                               191,800(b)          3,112,914
Nabi Biopharmaceuticals                        27,148(b)            317,089
Neose Technologies                             27,814(b)            200,817
Nutraceutical Intl                            198,564(b)          2,793,795
Perrigo                                       241,800             4,748,952
PSS World Medical                              90,113(b)            972,319
Renovis                                        37,664(b)            305,078
Sola Intl                                     171,300(b)          3,306,090
Theragenics                                   514,600(b)          1,929,750
ThermoGenesis                                 155,630(b)            610,070
Thoratec                                       20,000(b)            196,400
United Therapeutics                            39,185(b)          1,164,186
Utah Medical Products                          34,900               646,348
Viasys Healthcare                             130,000(b)          1,891,500
Vital Signs                                    42,100             1,276,472
Total                                                            40,365,858

Health care services (4.1%)
Albany Molecular Research                      47,300(b)            493,812
Allscripts Healthcare Solutions                57,100(b)            371,150
American Medical Security
  Group                                        65,400(b)          1,474,116
Applera - Celera Genomics
  Group                                       221,600(b)          2,386,632
Centene                                       116,000(b)          4,586,640
Covance                                        75,600(b)          2,831,220
Cross Country Healthcare                      213,200(b)          3,161,756
First Health Group                             14,100(b)            215,025
Genesis HealthCare                            224,000(b)          6,964,160
Gentiva Health Services                        54,600(b)            845,208
Healthcare Services Group                     156,600             2,787,480
Horizon Health                                150,900(b)          3,173,427
Inveresk Research Group                        49,528(b)          1,758,739
Lifeline Systems                               13,183(b)            294,113
Molina Healthcare                              68,500(b)          2,274,200
Option Care                                     4,600                72,358
Owens & Minor                                  25,600               627,200
PAREXEL Intl                                   35,111(b)            675,887
Pediatric Services of America                  77,300(b)            561,971
Province Healthcare                            50,400(b)            984,816
Psychiatric Solutions                          16,071(b)            352,116
Radiologix                                    297,661(b)          1,160,878
Symbion                                        29,391(b)            475,252
U.S. Physical Therapy                         226,400(b)          2,877,544
United Surgical Partners Intl                  35,617(b)          1,286,130
Total                                                            42,691,830

Home building (0.5%)
Beazer Homes USA                               25,770(d)          2,516,441
Monaco Coach                                   53,711             1,154,249
Skyline                                         6,600               252,120
WCI Communities                                37,599(b)            901,624
Total                                                             4,824,434

Household products (1.8%)
CSS Indus                                       9,600               290,112
Elizabeth Arden                               114,148(b)          2,350,307
Helen of Troy                                  34,185(b,c)          922,995
JAKKS Pacific                                  75,168(b)          1,471,789
Jarden                                         63,473(b)          1,922,597
Nature's Sunshine Products                      8,500               125,715
Nu Skin Enterprises Cl A                      266,800             6,888,777
Oneida                                         96,204(b)            143,344
Rayovac                                        11,600(b)            266,684
Tupperware                                     47,300               807,411
Yankee Candle                                 119,700(b)          3,245,067
Total                                                            18,434,798

Industrial services (0.1%)
Watsco                                         34,300               997,444

Industrial transportation (2.7%)
Arkansas Best                                  22,400               771,680
ArvinMeritor                                   60,953             1,164,202
Covenant Transport Cl A                        92,800(b)          1,809,600
GATX                                           31,800               857,646
Heartland Express                              62,598             1,097,969
Hunt (JB) Transport Services                   60,400             2,047,560
Kirby                                         113,300(b)          4,026,682
Landstar System                                21,402(b)          1,123,177
OMI                                           217,268             2,763,649
Overseas Shipbuilding Group                    17,900               769,700
SCS Transportation                             78,487(b)          1,456,719
Sea Containers Cl A                           306,000(c)          4,834,800
Swift Transportation                           39,000(b)            709,020
Wabash Natl                                   189,751(b)          5,034,094
Total                                                            28,466,498

Insurance (6.4%)
Alleghany                                       3,802(b)            988,558
American Natl Insurance                        27,300             2,593,500
American Physicians Capital                     4,600(b)            126,408
AMERIGROUP                                     56,500(b)          2,900,710
AmerUs Group                                   65,200             2,598,872
Arch Capital Group                             17,600(b,c)          644,160
Argonaut Group                                 98,000(b)          1,797,320
Aspen Insurance Holdings                      107,500(c)          2,537,000
Assured Guaranty                              269,900(c)          4,326,497
CNA Surety                                    260,200(b)          2,706,080
Commerce Group                                 22,900             1,098,055
Donegal Group Cl A                             23,531               461,208
Erie Indemnity Cl A                            40,800             2,029,392
FBL Financial Group Cl A                      147,600             3,815,460
Hooper Holmes                                 389,000             1,594,900
Hub Intl                                       57,583(c)          1,008,278
Infinity Property & Casualty                   28,400               778,728
Navigators Group                               30,010(b)            877,492
NYMAGIC                                        25,151               581,491
Ohio Casualty                                  50,800(b)          1,023,620
Phoenix Companies                             543,181(d)          5,719,697
ProAssurance                                  165,967(b)          5,603,046
ProCentury                                    108,831             1,090,487
PXRE Group                                    134,958(c)          3,136,424
Reinsurance Group of
  America                                      45,500             1,813,175
RLI                                            93,354             3,453,164
Scottish Re Group                             160,900(c)          3,417,516
StanCorp Financial Group                       29,630             2,148,175
UICI                                           36,600             1,017,846
United Fire & Casualty                            100                 6,060
Universal American Financial                  289,100(b)          3,298,631
Total                                                            65,191,950

Investment companies (0.6%)
Apollo Investment                              83,573(b)          1,172,529
iShares Russell 2000 Value
  Index Fund                                   32,833(d)          5,445,353
Total                                                             6,617,882

Leisure time & entertainment (2.9%)
Acclaim Entertainment                         461,837(b)             20,783
Arctic Cat                                    133,300             3,481,796
Argosy Gaming                                  51,542(b)          1,723,049
Brunswick                                      96,700             3,801,277
Callaway Golf                                 246,200             2,976,558
Carmike Cinemas                                 9,100               309,400
Handleman                                      19,500               411,450
Head ADR                                      755,200(b,c)        2,001,280
K2                                             76,485(b)          1,012,661
Multimedia Games                              163,500(b)          2,360,940
Radica Games                                  162,650(c)          1,421,561
RC2                                           185,994(b)          5,879,270
Steiner Leisure                                55,073(b,c)        1,176,910
Thor Inds                                      81,500             2,088,030
Topps                                         143,000             1,339,910
Total                                                            30,004,875

Lodging & gaming (2.0%)
Ameristar Casinos                              19,500               530,985
Dover Downs Gaming &
  Entertainment                               286,800             2,956,908
Kerzner Intl                                   92,000(b,c)        4,105,960
La Quinta                                     105,100(b)            823,984
Lodgian                                       566,348             5,901,346
Prime Hospitality                             510,300(b)          6,133,806
Total                                                            20,452,989

Machinery (3.6%)
Alamo Group                                    27,300               463,827
Blyth                                          93,900             2,817,939
Flowserve                                     167,200(b)          3,835,568
Gardner Denver                                 27,000(b)            748,710
Harsco                                        115,758             5,195,219
IDEX                                          117,900             3,621,888
Joy Global                                     31,400               951,734
Kaydon                                        118,500             3,372,510
Key Technology                                110,500(b)          1,215,500

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   --   AXP PARTNERS SMALL CAP VALUE FUND   --   PORTFOLIO HOLDINGS AS OF
         AUG. 31, 2004

Issuer                                         Shares              Value(a)

Machinery (cont.)
Lincoln Electric Holdings                     134,700            $4,049,082
Lindsay Mfg                                    16,880               421,325
Lydall                                        165,319(b)          1,734,196
Regal Beloit                                   25,600               564,736
Semitool                                      283,700(b)          2,167,468
Terex                                         169,410(b)          6,120,783
Total                                                            37,280,485

Media (0.9%)
ADVO                                           45,276             1,339,264
American Greetings Cl A                        42,700(b)          1,027,789
Courier                                        28,100             1,131,868
Entravision
  Communications Cl A                          59,500(b)            481,950
Gray Television                                40,100               550,974
Harland (John H)                               26,800               787,652
Journal Register                               61,375(b)          1,169,808
Regent Communications                         203,678(b)          1,173,185
Saga Communications Cl A                       26,603(b)            477,524
Valassis Communications                        53,500(b)          1,511,910
Total                                                             9,651,924

Metals (2.7%)
Apex Silver Mines                              86,300(b,c,d)      1,708,740
Century Aluminum                               96,300(b)          2,386,314
Commercial Metals                             100,616             3,519,548
Eldorado Gold                                 507,300(b,c)        1,364,637
Gibraltar Steel                               132,900             4,256,787
Goldcorp                                      178,800(c)          2,299,368
IPSCO                                          30,000(c)            738,000
Maverick Tube                                 109,276(b)          3,236,755
Mueller Inds                                   62,777             2,466,508
NS Group                                       34,500(b)            517,500
Reliance Steel & Aluminum                      29,500             1,119,230
RTI Intl Metals                               197,000(b)          2,933,330
Schnitzer Steel Inds Cl A                      13,651               383,593
Steel Dynamics                                 37,100             1,163,456
Steel Technologies                             15,900               319,431
Total                                                            28,413,197

Miscellaneous (--%)
California Water Service Group                  4,900               139,405

Multi-industry (2.1%)
Actuant Cl A                                   57,849(b)          2,189,006
AMN Healthcare Services                       122,463(b)          1,415,672
Anixter Intl                                   32,100             1,132,167
Baldor Electric                                23,032               511,310
Brady Cl A                                     87,400             3,848,222
FTI Consulting                                203,900(b)          3,645,732
ITT Educational Services                       36,573(b)          1,264,329
Lancaster Colony                               35,000             1,444,800
Medical Staffing Network
  Holdings                                    152,350(b)          1,003,987
On Assignment                                  43,800(b)            203,232
SOURCECORP                                     46,500(b)          1,029,975
Woodward Governor                              69,600             4,092,480
Total                                                            21,780,912

Paper & packaging (1.1%)
Caraustar Inds                                336,291(b)          5,336,938
Chesapeake                                    162,200             3,696,538
Louisiana-Pacific                              41,800             1,030,788
Potlatch                                       23,300               999,570
Silgan Holdings                                 8,600               384,850
Wausau-Mosinee Paper                           20,305               317,976
Total                                                            11,766,660

Precious metals (1.6%)
Agnico-Eagle Mines                            105,600(c)          1,437,216
Glamis Gold                                   221,600(b,c)        3,687,424
Golden Star Resources                         504,100(b,d)        2,328,942
Hecla Mining                                  605,100(b)          3,618,498
Meridian Gold                                 298,400(b,c)        3,915,008
Minefinders                                   218,100(b,c)        1,465,632
Total                                                            16,452,720

Real estate (1.0%)
MI Developments Cl A                          258,000(c,d)        5,985,601
Wellsford Real Properties                     277,700(b)          4,109,960
Total                                                            10,095,561

Real estate investment trust (4.0%)
Acadia Realty Trust                            60,783               890,471
Affordable Residential
  Communities                                  33,937               526,024
Agree Realty                                   32,302               884,752
Amli Residential Properties
  Trust                                        32,900             1,023,190
Bedford Property Investors                      4,200               129,780
BioMed Realty Trust                            41,774(b)            741,489
Brandywine Realty Trust                        37,514             1,110,414
Capital Automotive                             65,623             2,025,782
Capital Trust Cl A                              4,300               115,885
Catellus Development                           34,800               948,996
Commercial Net Lease Realty                   100,944             1,801,850
Correctional Properties Trust                  79,099             2,115,898
CRT Properties                                 30,500               680,760
Entertainment Properties Trust                 54,901             2,050,552
Equity One                                     37,700               747,214
FelCor Lodging Trust                           83,100(b)            973,101
Gables Residential Trust                       18,970               630,942
Getty Realty                                    8,700               218,457
Impac Mtge Holdings                            37,500               967,875
Innkeepers USA Trust                           37,300               430,442
Investors Real Estate Trust                    19,100               191,955
LaSalle Hotel Properties                       57,211             1,615,639
Lexington Corporate
  Properties Trust                             87,252             1,846,252
LTC Properties                                 29,900               535,808
MFA Mtge Investments                          159,548             1,485,392
Mission West Properties                        39,978               402,978
Natl Health Investors                          19,100               550,844
OMEGA Healthcare Investors                     61,900               631,380
Parkway Properties                             63,824             3,015,684
Post Properties                                21,256               646,182
Prentiss Properties Trust                      64,386             2,363,610
PS Business Parks                              12,000               477,000
RAIT Investment Trust                         100,607             2,706,328
Redwood Trust                                  11,300               667,378
Senior Housing Properties
  Trust                                        52,400               917,000
Summit Properties                             127,434             3,461,108
U.S. Restaurant Properties                     25,900               430,458
Total                                                            40,958,870

Restaurants (1.4%)
Bob Evans Farms                                76,600             1,918,064
Buca                                          163,327(b)            775,803
California Pizza Kitchen                       82,267(b)          1,570,477
CBRL Group                                     66,000             2,104,080
CEC Entertainment                              77,900(b)          2,622,893
Jack in the Box                                35,200(b)            994,048
Landry's Restaurants                           18,900               500,283
Ryan's Restaurant Group                       233,200(b)          3,204,168
Total Entertainment
  Restaurant                                   91,687(b)            908,618
Total                                                            14,598,434

Retail -- drugstores (0.1%)
Longs Drug Stores                              22,800               553,584

Retail -- general (6.7%)
Advance Auto Parts                             73,900(b)          2,738,734
AnnTaylor Stores                               20,300(b)            490,651
Big Lots                                      233,900(b)          2,851,241
BJ's Wholesale Club                            32,700(b)            827,964
Brookstone                                    287,760(b)          4,532,220
Buckle                                        141,000             3,658,950
Cato Cl A                                     122,000             2,580,300
Cost Plus                                      43,500(b)          1,490,310
Deb Shops                                      75,600             1,727,536
Department 56                                 146,800(b)          2,279,804
Dillard's Cl A                                300,000             5,699,999
Dollar General                                119,700             2,358,090
Dress Barn                                    141,500(b)          2,344,655
Electronics Boutique Holdings                  97,900(b)          2,988,887
Finish Line Cl A                                7,400               214,674
Fossil                                        174,596(b)          5,012,651
Gymboree                                      226,372(b)          3,284,658
Hughes Supply                                  63,649             3,856,493
Jo-Ann Stores                                  10,900(b)            289,940
Kirkland's                                     65,300(b)            502,810
Linens `N Things                              134,100(b)          3,363,228
MarineMax                                      15,521(b)            304,212
Men's Wearhouse                               164,400(b)          4,603,200
Pier 1 Imports                                159,200             2,762,120
School Specialty                               35,739(b)          1,266,948
Sharper Image                                  25,870(b)            464,367
Sonic Automotive                               21,700               451,360
Stage Stores                                   16,700(b)            533,398
Too                                            24,069(b)            376,680
Tuesday Morning                                 5,264(b)            163,605
United Auto Group                              19,900               482,177
Weis Markets                                   73,400             2,460,368
Zale                                           34,480(b)            883,378
Total                                                            67,845,608

Retail -- grocery (--%)
Pathmark Stores                                54,100(b)            383,028

Telecom equipment & services (1.5%)
C-COR                                          40,000(b)            314,400
Catapult Communications                        72,000(b)          1,720,800
CommScope                                      25,400(b)            504,698
Digi Intl                                      20,300(b)            228,375
Ditech Communications                         129,999(b)          2,797,578
EFJ                                            89,452(b)            520,611
Orbital Sciences                               73,900(b)            788,513

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4   --   AXP PARTNERS SMALL CAP VALUE FUND   --   PORTFOLIO HOLDINGS AS OF
         AUG. 31, 2004

Issuer                                         Shares              Value(a)

Telecom equipment & services (cont.)
Sycamore Networks                             526,700(b)         $2,006,727
West                                          264,549(b)          6,820,073
Total                                                            15,701,775

Textiles & apparel (1.8%)
Charlotte Russe Holdings                       51,608(b)            737,478
Cutter & Buck                                 114,300             1,248,156
Genesco                                        22,200(b)            500,166
K-Swiss Cl A                                  187,488             3,657,891
Kellwood                                       52,576             1,919,024
Madden (Steven)                               164,600(b)          3,003,950
Oakley                                        141,100             1,618,417
Oshkosh B'Gosh Cl A                            17,520               356,882
Polo Ralph Lauren                              93,700             3,422,861
Stride Rite                                   206,800             2,043,184
Tropical Sportswear Intl                      119,038(b)            146,417
Wolverine World Wide                            9,400               226,728
Total                                                            18,881,154

Utilities -- electric (1.7%)
Avista                                         53,641               959,101
Central Vermont Public Service                 21,192               446,092
CH Energy Group                                15,400               702,394
CMS Energy                                     79,400(b)            762,240
El Paso Electric                              155,401(b)          2,383,851
Empire District Electric                        4,593                93,743
MGE Energy                                      2,358                75,409
PNM Resources                                  83,799             1,790,785
Reliant Energy                                750,000(b)          7,470,000
Sierra Pacific Resources                      243,500(b)          2,094,100
Westar Energy                                  46,213               970,473
Total                                                            17,748,188

Utilities -- natural gas (1.3%)
AGL Resources                                  30,408               927,140
Atmos Energy                                   63,823             1,614,084
Energen                                        20,218               959,142
Northwest Natural Gas                          86,531             2,667,751
Piedmont Natural Gas                           36,821             1,598,031
Southern Union                                 68,592(b)          1,281,992
Southwest Gas                                  32,700               771,720
Syntel                                         99,100             1,513,257
WGL Holdings                                   56,243             1,611,362
Total                                                            12,944,479

Utilities -- telephone (0.1%)
Cincinnati Bell                               274,638(b)            991,443
CT Communications                              17,000               234,090
Total                                                             1,225,533

Total common stocks
(Cost: $877,610,506)                                           $957,951,761

Preferred stocks & other (0.2%)
Issuer                                         Shares              Value(a)

Air France ADR
  Warrants                                    260,700(b,c)         $268,521
United Fire & Casualty Insurance
  6.38% Cv Series A                            50,500             1,909,910

Total preferred stocks & other
(Cost: $1,263,500)                                               $2,178,431

Short-term securities (8.4%)(e)

Issuer                Effective                Amount              Value(a)
                        yield                payable at
                                              maturity

Commercial paper
Citigroup Global Markets Holdings
   09-01-04              1.58%            $25,100,000           $25,098,898

Household Finance
   09-01-04              1.58              30,400,000            30,398,666

UBS Finance (Delaware) LLC
   09-01-04              1.58              31,600,000            31,598,613

Total short-term securities
(Cost: $87,100,000)                                             $87,096,177

Total investments in securities
(Cost: $965,974,006)(f)                                      $1,047,226,369

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2004.

(b)    Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug 31, 2004, the value of foreign securities represented 7.0% of net assets.

(d)    Security is partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 2.0% of this category. 6.4% of the short-term securities is the Fund's cash position.

(f) At Aug. 31, 2004, the cost of securities for federal income tax purposes was approximately $965,974,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                 $126,550,000
       Unrealized depreciation                                  (45,298,000)
                                                                -----------
       Net unrealized appreciation                             $ 81,252,000
                                                               ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

                                                             S-6239-80 A (10/04)

                               PORTFOLIO HOLDINGS
                                       FOR
                           AXP(R) PARTNERS VALUE FUND
                               AS OF AUG. 31, 2004

Investments in Securities

AXP Partners Value Fund

Aug. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (94.8%)
Issuer                                         Shares              Value(a)

Aerospace & defense (0.3%)
Honeywell Intl                                 34,400            $1,237,712

Automotive & related (1.4%)
Eaton                                          97,890             5,907,662

Banks and savings & loans (6.6%)
Bank of America                               116,170             5,225,327
Bank of New York                              148,020             4,410,996
Marshall & Ilsley                              27,400             1,098,192
Mellon Financial                              223,300             6,444,438
U.S. Bancorp                                   75,600             2,230,200
Wachovia                                       93,500             4,386,085
Wells Fargo                                    77,700             4,564,875
Total                                                            28,360,113

Beverages & tobacco (1.9%)
Diageo ADR                                     19,600(c)            979,020
PepsiCo                                       145,400             7,270,000
Total                                                             8,249,020

Broker dealers (4.1%)
J.P. Morgan Chase                             322,696            12,772,308
Merrill Lynch & Co                             94,900             4,846,543
Total                                                            17,618,851

Cable (2.0%)
Comcast Special Cl A                          259,790(b)          7,209,172
Cox Communications Cl A                        38,916(b)          1,278,780
Total                                                             8,487,952

Chemicals (2.9%)
du Pont (EI) de Nemours                       122,600             5,181,076
Potash                                         53,200(b,c)        2,953,664
Praxair                                       107,000             4,342,060
Total                                                            12,476,800

Computer hardware (3.2%)
Apple Computer                                183,100(b)          6,315,119
EMC                                           699,800(b)          7,536,846
Total                                                            13,851,965

Computer software & services (1.2%)
Microsoft                                     192,300             5,249,790

Electronics (2.8%)
Solectron                                     746,660(b)          3,852,766
Teradyne                                       59,400(b)            764,478
Texas Instruments                              63,900             1,248,606
Xerox                                         457,700(b,d)        6,146,911
Total                                                            12,012,761

Energy (5.1%)
ExxonMobil                                    481,700            22,206,370

Energy equipment & services (3.1%)
Baker Hughes                                  149,000             5,860,170
GlobalSantaFe                                  74,800             2,085,424
Schlumberger                                   89,300             5,518,740
Total                                                            13,464,334

Environmental services (0.8%)
Waste Management                              130,700             3,632,153

Finance companies (2.0%)
Citigroup                                     185,100             8,621,958

Financial services (0.3%)
Goldman Sachs Group                            14,800             1,326,820

Food (3.6%)
Archer-Daniels-Midland                         86,900             1,387,793
Heinz (HJ)                                     60,975             2,311,562
Kellogg                                        88,300             3,706,834
Kraft Foods Cl A                              255,000             7,976,400
Total                                                            15,382,589

Health care products (9.1%)
Abbott Laboratories                            78,700             3,281,003
Baxter Intl                                   181,415             5,540,414
Bristol-Myers Squibb                           92,600             2,197,398
Guidant                                         6,900               412,620
Merck & Co                                    127,700             5,742,669
Novartis ADR                                  137,200(c)          6,372,940
Pfizer                                        103,100             3,368,277
Schering-Plough                               326,800             6,032,728
Wyeth                                         183,000             6,692,309
Total                                                            39,640,358

Health care services (1.0%)
Cardinal Health                                93,200             4,212,640

Household products (2.3%)
Clorox                                         11,400               602,376
Gillette                                       94,045             3,996,913
Kimberly-Clark                                 46,000             3,068,200
Newell Rubbermaid                             112,600             2,424,278
Total                                                            10,091,767

Industrial transportation (3.6%)
Canadian Natl Railway                          90,205(c)          4,110,642
CSX                                            92,045             2,906,781
Union Pacific                                  84,200             4,808,662
United Parcel Service Cl B                     50,600             3,696,330
Total                                                            15,522,415

Insurance (3.9%)
American Intl Group                           122,313             8,713,578
CIGNA                                          51,500             3,427,840
Hartford Financial Services Group              31,700             1,938,772
St. Paul Travelers Companies                   86,697             3,007,519
Total                                                            17,087,709

Leisure time & entertainment (0.9%)
Viacom Cl B                                   116,600             3,883,946

Machinery (4.8%)
Caterpillar                                    42,800             3,111,560
Deere & Co                                    162,400            10,275,048
Illinois Tool Works                            40,305             3,679,443
Parker-Hannifin                                68,935             3,747,996
Total                                                            20,814,047

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   --   AXP PARTNERS VALUE FUND   --   PORTFOLIO HOLDINGS AS OF AUGUST 31,
         2004

Issuer                                         Shares              Value(a)

Media (4.5%)
Clear Channel Communications                  120,900            $4,051,359
Disney (Walt)                                 432,000             9,698,400
Time Warner                                    54,700(b)            894,345
Tribune                                       118,005             4,926,709
Total                                                            19,570,813

Metals (1.3%)
Alcoa                                         168,400             5,452,792

Multi-industry (5.4%)
Eastman Kodak                                  36,500             1,079,670
Emerson Electric                               49,400             3,075,150
General Electric                              263,800             8,650,002
Monsanto                                       79,339             2,903,807
Tyco Intl                                     241,800(c)          7,573,176
Total                                                            23,281,805

Paper & packaging (2.2%)
Intl Paper                                    239,600             9,588,792

Precious metals (1.9%)
Barrick Gold                                  106,600(c)          2,132,000
Newmont Mining                                140,180             6,222,590
Total                                                             8,354,590

Retail -- drugstores (0.5%)
CVS                                            51,300             2,052,000

Retail -- general (1.9%)
Gap                                           273,400             5,123,516
Target                                         68,900             3,071,562
Total                                                             8,195,078

Retail -- grocery (0.9%)
Kroger                                        242,815(b)          4,013,732

Telecom equipment & services (3.3%)
Corning                                       203,000(b)          2,054,360
Motorola                                      623,700            10,072,755
Nortel Networks                               618,100(b,c)        2,324,056
Total                                                            14,451,171

Textiles & apparel (0.9%)
Nike Cl B                                      52,365             3,943,608

Utilities -- electric (1.3%)
FPL Group                                      34,500             2,387,400
Progress Energy                                59,500             2,611,455
Southern Co                                    25,400               770,890
Total                                                             5,769,745

Utilities -- telephone (3.8%)
Qwest Communications Intl                     551,300(b)          1,593,257
SBC Communications                            200,980             5,183,274
Verizon Communications                        246,700             9,682,975
Total                                                            16,459,506

Total common stocks
(Cost: $362,488,274)                                           $410,473,364

Short-term securities (6.1%)(e)
Issuer                  Effective              Amount              Value(a)
                          yield              payable at
                        maturity

Commercial paper
Jupiter Securitization
  09-03-04               1.52%             $5,000,000            $4,999,367
Old Line Funding
  10-06-04               1.58               5,000,000             4,992,100
Park Avenue Receivables
  09-22-04               1.54              10,000,000             9,990,589
UBS Finance (Delaware) LLC
  09-01-04               1.58               6,500,000             6,499,715

Total short-term securities
(Cost: $26,482,914)                                             $26,481,771

Total investments in securities
(Cost: $388,971,188)(f)                                        $436,955,135

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2004.

(b)    Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2004, the value of foreign securities represented 6.1% of net assets.

(d)    Security is partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 1.0% of this category. 5.1% of the short-term securities is the Fund's cash equivalent position.

(f) At Aug. 31, 2004, the cost of securities for federal income tax purposes was approximately $388,971,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                $  59,999,000
       Unrealized depreciation                                  (12,015,000)
                                                                -----------
       Net unrealized appreciation                            $  47,984,000
                                                              -------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

                                                             S-6238-80 A (10/04)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP PARTNERS SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 29, 2004



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          October 29, 2004